UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1028

Ivy Funds
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Balanced Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 0.96%
Southwest Airlines Co.	55,300	$905,261

Aircraft - 1.44%
Boeing Company (The)	16,600	1,359,706

Banks - 2.98%
Bank of America Corporation	16,600	798,460
Northern Trust Corporation	22,600	1,250,119
Wells Fargo & Company	11,500	771,420
		2,819,999
Beverages - 2.50%
Brown-Forman Corporation, Class B	12,900	924,801
PepsiCo, Inc.	24,000	1,440,960
		2,365,761
Business Equipment and Services - 3.93%
Cintas Corporation	33,200	1,321,194
NYSE Group, Inc.*	21,800	1,492,864
Pitney Bowes Inc.	21,800	900,340
		3,714,398
Capital Equipment - 2.26%
Caterpillar Inc.	16,200	1,206,576
Ingersoll-Rand Company Limited, Class A	21,700	928,326
		2,134,902
Chemicals -- Specialty - 1.01%
Air Products and Chemicals, Inc.	14,900	952,408

Communications Equipment - 2.86%
Cisco Systems, Inc.*	43,000	839,575
Juniper Networks, Inc.*	45,200	723,200
Nokia Corporation, Series A, ADR	56,200	1,138,612
		2,701,387
Computers -- Micro - 1.05%
Apple Computer, Inc.*	17,400	995,802

Computers -- Peripherals - 0.98%
Microsoft Corporation	39,758	926,560

Defense - 2.09%
General Dynamics Corporation	30,200	1,976,892

Electrical Equipment - 1.13%
Emerson Electric Co.	12,800	1,072,768

Electronic Instruments - 1.10%
Lam Research Corporation*	22,200	1,036,185

Finance Companies - 2.63%
SLM Corporation	46,900	2,481,948

Food and Related - 1.17%
Campbell Soup Company	29,800	1,105,878

Health Care -- Drugs - 4.57%
Allergan, Inc.	13,500	1,448,010
Amgen Inc.*	13,500	882,968
Gilead Sciences, Inc.*	18,900	1,118,313
Novartis AG, ADR	16,100	868,112
		4,317,403
Health Care -- General - 4.88%
Biomet, Inc.	27,400	857,757
Boston Scientific Corporation*	23,800	400,792
DENTSPLY International Inc.	19,300	1,169,676
Johnson & Johnson	26,200	1,569,904
Zimmer Holdings, Inc.*	10,900	618,248
		4,616,377
Hospital Supply and Managment - 1.08%
Medtronic, Inc.	21,800	1,022,856

Household -- General Products - 1.67%
Colgate-Palmolive Company	26,300	1,575,370

Insurance -- Life - 1.13%
Aflac Incorporated	23,000	1,066,050

Insurance -- Property and Casualty - 0.97%
Berkshire Hathaway Inc., Class B*	300	912,900

Motion Pictures - 1.29%
News Corporation Limited, Class A	63,400	1,216,012

Multiple Industry - 5.35%
Altria Group, Inc.	9,800	719,614
General Electric Company	63,680	2,098,893
Las Vegas Sands, Inc.*	28,800	2,242,368
		5,060,875
Non-Residential Construction - 1.15%
Fluor Corporation	11,700	1,087,281

Petroleum -- International - 4.39%
BP p.l.c., ADR	19,000	1,322,590
ChevronTexaco Corporation	13,500	837,810
Exxon Mobil Corporation	32,400	1,987,740
		4,148,140
Petroleum -- Services - 3.54%
Schlumberger Limited	34,200	2,226,762
Smith International, Inc.	25,200	1,120,644
		3,347,406
Publishing - 1.05%
Meredith Corporation	20,100	995,754

Retail -- General Merchandise - 2.10%
Target Corporation	25,600	1,251,072
Wal-Mart Stores, Inc.	15,300	737,001
		1,988,073
Security and Commodity Brokers - 6.86%
American Express Company	17,800	947,316
Chicago Mercantile Exchange Holdings Inc.	1,500	736,725
Franklin Resources, Inc.	11,000	954,910
Legg Mason, Inc.	8,100	806,112
Merrill Lynch & Co., Inc.	9,700	674,732
Morgan (J.P.) Chase & Co.	26,800	1,125,600
TD Ameritrade Holding Corporation	17,100	253,080
UBS AG	9,000	987,300
		6,485,775
Timesharing and Software - 1.09%
Paychex, Inc.	26,400	1,030,392

Trucking and Shipping - 1.67%
Expeditors International of Washington, Inc.	28,200	1,578,777

Utilities -- Electric - 1.56%
Exelon Corporation	26,000	1,477,580

Utilities -- Telephone - 1.12%
AT&T Inc.	38,100	1,062,609

TOTAL COMMON STOCKS - 73.56%		$69,539,485

(Cost: $56,976,609)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.28%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	$250	266,967

Beverages - 0.36%
Diageo Capital plc,
3.5%, 11-19-07	350	339,597

Business Equipment and Services - 0.38%
PHH Corporation,
7.125%, 3-1-13	350	354,305

Finance Companies - 2.52%
American International Group,
3.85%, 11-26-07 (A)	500	488,170
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	7	162
8.0%, 3-31-11 (A)	298	80,398
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	422	426,876
General Motors Acceptance Corporation,
6.125%, 8-28-07	300	296,863
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	750	761,343
Unilever Capital Corporation,
5.9%, 11-15-32	350	327,862
		2,381,674
Food and Related - 1.24%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	700	764,504
Cargill, Inc.,
6.375%, 6-1-12 (A)	400	411,315
		1,175,819
Insurance -- Life - 0.50%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	467,117

Real Estate Investment Trust - 0.84%
Vornado Realty L.P.,
5.625%, 6-15-07	800	796,610

TOTAL CORPORATE DEBT SECURITIES - 6.12%		$5,782,089

(Cost: $5,840,806)

OTHER GOVERNMENT SECURITY - 0.60%

Canada
Hydro-Quebec,
8.0%, 2-1-13	500	$563,448
(Cost: $577,205)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 5.73%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	422	422,284
6.0%, 9-1-17	457	459,234
5.0%, 1-1-18	515	496,639
5.5%, 4-1-18	440	432,502
6.5%, 10-1-28	170	172,749
6.5%, 2-1-29	37	37,854
7.0%, 5-1-31	34	34,964
7.5%, 5-1-31	59	61,003
7.0%, 7-1-31	52	54,094
7.0%, 9-1-31	76	78,489
7.0%, 9-1-31	56	57,445
7.0%, 11-1-31	173	178,009
6.5%, 2-1-32	189	191,646
7.0%, 2-1-32	227	233,239
7.0%, 2-1-32	112	115,537
6.5%, 3-1-32	55	55,830
7.0%, 3-1-32	123	126,708
7.0%, 6-1-32	37	38,499
7.0%, 7-1-32	241	247,254
6.5%, 8-1-32	95	95,753
6.0%, 9-1-32	717	708,563
6.5%, 9-1-32	164	166,445
5.5%, 5-1-33	344	331,397
5.5%, 5-1-33	199	192,260
5.5%, 5-1-33	131	126,076
5.5%, 6-1-33	320	308,729
		5,423,202
Treasury Obligations - 10.24%
United States Treasury Bond,
7.5%, 11-15-16	500	591,406
United States Treasury Notes:
3.0%, 2-15-08	900	869,590
4.0%, 3-15-10	800	770,344
4.25%, 10-15-10	2,000	1,935,624
3.875%, 2-15-13	1,250	1,163,574
3.625%, 5-15-13	750	686,045
4.25%, 8-15-13	900	853,875
4.25%, 8-15-15	3,000	2,806,992
		9,677,450

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 15.97%		$15,100,652

(Cost: $15,720,089)

SHORT-TERM SECURITIES

Food and Related - 3.33%
Hershey Foods Corporation,
5.2%, 7-19-06	3,155	3,146,797

Retail -- General Merchandise - 0.42%
Target Corporation,
5.15%, 7-3-06	400	399,886

TOTAL SHORT-TERM SECURITIES - 3.75%		$3,546,683

(Cost: $3,546,683)

TOTAL INVESTMENT SECURITIES - 100.00%		$94,532,357

(Cost: $82,661,392)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $1,741,388 or 1.84% of total investments.

The Investments of Ivy Bond Fund
June 30, 2006
PREFERRED STOCKS	Shares	Value

Real Estate Investment Trust
PS Business Parks, Inc., 7.0% Cumulative	10,500	$254,100
Public Storage, Inc., 6.25% Cumulative	10,500	232,050

TOTAL PREFERRED STOCKS - 0.77%		$486,150

(Cost: $520,050)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Asset-Backed Securities - 6.51%
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33	$120	120,121
Associates Manufactured Housing Contract Pass-Through Certificates:
6.9%, 6-15-27	2	2,484
7.725%, 6-15-28	200	202,577
C-Bass 2006-CB2 Trust,
5.86%, 12-25-36	530	524,857
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	370	349,421
Citibank Credit Card Issuance Trust, Class 2005-C1,
5.5%, 3-24-17	200	191,524
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.2%, 12-15-35 (A)	300	274,949
FFCA Secured Lending Corporation,
6.73%, 10-18-25 (A)	18	18,394
Green Tree Financial Corporation:
6.4%, 10-15-18	91	91,249
7.35%, 5-15-27	49	49,663
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	200	198,225
MMCA Auto Owner Trust 2002-2,
4.67%, 3-15-10	174	172,120
MMCA Auto Owner Trust 2002-3,
4.6%, 8-17-09	500	497,616
MMCA Auto Owner Trust 2002-4, Class C Asset Backed Notes,
4.56%, 11-16-09	38	37,517
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	111	110,687
Metropolitan Asset Funding, Inc.,
7.525%, 4-20-27 (A)	47	47,077
National Collegiate Trust 1997-S2 (The),
7.24%, 9-20-14	239	226,414
Origen Manufactured Housing Contract Trust 2004-A,
5.7%, 1-15-35	100	95,579
Origen Manufactured Housing Contract Trust 2004-B,
5.73%, 11-15-35	50	46,992
Origen Manufactured Housing Contract Trust 2005-A:
4.49%, 5-15-18	200	194,809
5.86%, 6-15-36	120	112,569
Origen Manufactured Housing Contract Trust 2005-B,
5.605%, 5-15-22	80	77,586
Vanderbilt Mortgage and Finance, Inc.:
8.75%, 1-7-16	140	141,340
6.38688%, 3-7-28	147	146,475
WFS Financial 2005-2 Owner Trust,
4.39%, 11-19-12	175	171,872
		4,102,117
Banks - 0.82%
Wells Fargo Mortgage Backed Securities 2001-14 Trust,
5.6%, 3-15-16	535	518,734

Beverages - 0.96%
SABMiller plc,
6.5%, 7-1-16 (A)	600	604,822

Broadcasting - 1.16%
Cox Communications, Inc.,
7.125%, 10-1-12	450	465,445
Viacom Inc.,
6.875%, 4-30-36 (A)	275	265,392
		730,837
Business Equipment & Services - 1.48%
Dun & Bradstreet Corporation (The),
5.5%, 3-15-11	290	285,162
HSBC Finance Corporation,
5.7%, 6-1-11	400	397,394
International Lease Finance Corporation,
5.875%, 5-1-13	250	248,122
		930,678
Collateralized Mortgage Obligations - 6.99%
Banc of America Alternative Loan Trust 2005-10:
5.66758%, 11-25-35	287	272,198
5.66758%, 11-25-35	139	128,789
Banc of America Alternative Loan Trust 2005-12:
5.80576%, 1-25-36	307	291,642
5.80576%, 1-25-36	223	199,045
Banc of America Alternative Loan Trust 2006-4,
6.22456%, 5-25-36	329	317,297
Banc of America Mortgage Trust 2004-7,
5.75%, 8-25-34	108	105,175
Banco Hipotecario Nacional,
7.916%, 7-25-09 (A)	7	184
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	139	138,401
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	225	212,403
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	129	122,983
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	62	61,780
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC,
5.25%, 4-25-32	207	191,405
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (A)	319	302,929
5.25%, 11-25-32 (A)	274	261,880
J.P. Morgan Mortgage Trust 2005-S2,
5.66645%, 9-25-35	522	496,543
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	585	570,021
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	199	189,974
Mellon Residential Funding,
6.75%, 6-26-28	65	64,812
RALI Series 2003-QS10 Trust,
5.75%, 5-25-33	248	238,711
Structured Asset Securities Corporation,
5.63%, 5-25-34	250	244,571
		4,410,743
Conduit - 13.33%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2,
6.2%, 7-11-43 (A)	275	275,900
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2:
6.0%, 7-15-31 (A)	500	486,674
6.0%, 7-15-31 (A)	100	98,817
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4,
5.468%, 6-11-41	1,500	1,457,979
CD 2006-CD2 Mortgage Trust,
5.80516%, 2-1-30 (A)	710	699,835
COMM 2006-CNL2:
5.5699%, 2-5-19 (A)	225	218,149
5.5699%, 2-5-19 (A)	95	92,797
Commercial Mortgage Asset Trust,
6.0%, 11-17-32	225	221,935
DLJ Commercial Mortgage Corp. 1998-CG1,
7.1666%, 6-10-31 (A)	350	372,962
GE Capital Commercial Mortgatge Corp. 2002-2,
6.039%, 8-11-36 (A)	565	567,753
GS Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2001-LI B,
6.733%, 2-14-16 (A)	225	232,709
Hilton Hotel Pool Trust:
5.62938%, 10-3-15 (A)	790	798,761
7.653%, 10-3-15 (A)	430	445,050
J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC14,
5.481%, 12-12-44	305	295,665
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.0668%, 11-28-35 (A) (Interest Only)	6,523	183,484
5.88%, 11-28-35 (A)	155	140,816
5.88%, 11-28-35 (A)	105	96,775
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.0%, 3-15-30 (A)	300	298,899
Paine Webber Mortgage Acceptance Corporation,
7.655%, 1-2-12 (A)	250	252,334
Wachovia Bank Commercial Mortgage Trust (The):
4.942%, 11-15-34 (A)	285	264,484
6.011%, 6-15-45	900	905,589
		8,407,367
Finance Companies - 7.58%
American General Finance Corporation,
4.875%, 5-15-10	520	502,497
Asset Securitization Corporation (Interest Only),
1.77824%, 10-13-26 (A)	1,758	54,897
BAC Capital Trust XI,
6.625%, 5-23-36	300	296,356
Caithness Coso Funding Corp.,
5.489%, 6-15-19 (A)	243	234,206
Colonial Realty Limited Partnership,
5.5%, 10-1-15	370	345,834
Countrywide Financial Corporation,
6.25%, 5-15-16	575	563,578
ERAC USA Finance Company,
5.9%, 11-15-15 (A)	520	503,840
Ford Motor Credit Company,
6.12%, 11-16-06	350	349,793
Fund American Companies, Inc.,
5.875%, 5-15-13	325	311,836
General Motors Acceptance Corporation,
5.96825%, 1-16-07	275	274,182
JPMorgan Chase Capital XV,
5.875%, 3-15-35	115	102,047
Morgan Stanley Capital I, Inc., Commercial Mortgage Pass-Through Certificates, Series 1998-XL2,
6.43696%, 10-3-34	500	505,254
St. George Funding Company LLC,
8.485%, 12-29-49 (A)	200	212,117
Selkirk Cogen Funding Corporation,
8.65%, 12-26-07	135	139,116
Symetra Financial Corporation,
6.125%, 4-1-16 (A)	400	387,295
		4,782,848
Health Care -- Drugs - 1.31%
Abbott Laboratories,
5.875%, 5-12-16	400	396,573
AmerisourceBergen Corporation:
5.625%, 9-15-12 (A)	150	143,250
5.875%, 9-15-15 (A)	125	117,813
Cardinal Health, Inc.,
5.85%, 12-15-17	175	166,858
		824,494
Health Care -- General - 0.30%
Boston Scientific Corporation,
7.0%, 11-15-35	200	191,595

Hospital Supply and Management - 1.23%
Laboratory Corporation of America Holdings,
5.625%, 12-15-15	285	272,623
MedPartners, Inc.,
7.375%, 10-1-06	500	501,748
		774,371
Insurance -- Life - 0.74%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	467,117

Insurance -- Property and Casualty - 1.25%
Assurant, Inc.,
6.75%, 2-15-34	200	197,028
Berkshire Hathaway Finance Corporation,
4.75%, 5-15-12	315	298,261
Commerce Group, Inc. (The),
5.95%, 12-9-13	305	295,592
		790,881
Multiple Industry - 1.58%
Brandywine Operating Partnership, L.P.,
5.625%, 12-15-10	420	411,257
Tyco International Group S.A.,
7.0%, 6-15-28	560	584,412
		995,669
Petroleum -- Services - 0.56%
Energy Transfer Partners, L.P.,
5.65%, 8-1-12	365	352,245

Railroad - 0.45%
Union Pacific Corporation,
5.214%, 9-30-14 (A)	300	285,576

Real Estate Investment Trust - 2.85%
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	450	414,654
Nationwide Health Properties, Inc.,
6.0%, 5-20-15	265	253,570
Simon Property Group, L.P.,
5.75%, 12-1-15	550	532,226
Vornado Realty L.P.,
5.625%, 6-15-07	600	597,458
		1,797,908
Security and Commodity Brokers - 1.84%
Jefferies Group, Inc.,
6.25%, 1-15-36	225	205,348
Morgan Stanley Dean Witter & Co.,
6.75%, 4-15-11	500	519,113
Nuveen Investments, Inc.,
5.5%, 9-15-15	465	434,982
		1,159,443
Textile - 0.59%
Mohawk Industries, Inc.:
5.75%, 1-15-11	190	186,594
6.125%, 1-15-16	190	183,169
		369,763
Utilities -- Electric - 1.81%
MidAmerican Energy Holdings Company,
6.125%, 4-1-36 (A)	475	444,021
Oncor Electric Delivery Company,
7.0%, 9-1-22	450	466,347
Pennsylvania Electric Company,
5.125%, 4-1-14	250	233,380
		1,143,748
Utilities -- Gas and Pipeline - 0.41%
Northwest Pipeline Corporation,
7.0%, 6-15-16 (A)	260	258,375

Utilities -- Telephone - 0.94%
Embarq Corporation:
7.082%, 6-1-16	165	164,094
7.995%, 6-1-36	165	165,842
Vodafone Group Plc,
5.75%, 3-15-16	275	261,656
		591,592

TOTAL CORPORATE DEBT SECURITIES - 54.69%		$34,490,923

(Cost: $35,603,240)

MUNICIPAL OBLIGATION – TAXABLE - 0.17%

Minnesota
City of Eden Prairie, Minnesota, Taxable Multifamily Housing Revenue Refunding Bonds (GNMA Collateralized Mortgage Loan - Parkway Apartments Project), Series 2000B,
7.35%, 2-20-09	110	$110,992
(Cost: $110,000)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 4.58%
Federal Home Loan Bank,
3.25%, 8-11-06	1,225	1,222,108
Federal National Mortgage Association:
3.0%, 3-2-07	640	629,437
4.25%, 5-15-09	500	484,503
5.125%, 1-2-14	575	551,843
		2,887,891
Mortgage-Backed Obligations - 24.17%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.5%, 2-15-30	125	114,516
6.5%, 9-1-32	247	250,313
5.5%, 5-1-34	209	201,393
5.5%, 5-1-34	156	150,780
5.5%, 6-1-34	1,712	1,648,543
5.0%, 9-1-34	45	41,642
5.5%, 9-1-34	169	162,862
5.5%, 10-1-34	410	395,690
5.5%, 7-1-35	475	456,148
5.5%, 7-1-35	262	251,758
5.5%, 10-1-35	643	617,996
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	141	140,761
5.5%, 1-1-17	210	206,905
6.0%, 9-1-17	119	119,401
5.5%, 3-1-18	124	122,034
5.0%, 6-1-18	478	461,604
5.0%, 7-1-18	169	162,866
4.5%, 7-1-20	1,500	1,417,500
7.5%, 5-1-31	135	140,726
7.0%, 9-1-31	51	52,850
7.0%, 11-1-31	96	98,894
6.5%, 12-1-31	61	62,031
7.0%, 2-1-32	103	106,018
7.0%, 3-1-32	105	107,634
6.5%, 4-1-32	27	27,719
6.5%, 5-1-32	29	29,428
6.5%, 7-1-32	75	76,216
6.5%, 8-1-32	69	69,786
6.5%, 8-1-32	62	62,301
6.5%, 9-1-32	103	104,730
6.5%, 9-1-32	44	44,926
6.0%, 10-1-32	139	138,165
6.5%, 10-1-32	131	132,576
6.0%, 11-1-32	152	150,882
6.0%, 3-1-33	113	112,330
5.5%, 4-1-33	181	174,876
6.0%, 4-1-33	246	242,374
5.5%, 5-1-33	138	133,351
5.5%, 1-1-34	132	127,017
5.5%, 1-1-34	131	126,427
5.5%, 3-1-34	183	176,868
5.5%, 3-1-34	77	74,290
5.5%, 4-1-34	193	186,122
5.5%, 4-1-34	59	56,972
5.0%, 5-1-34	78	72,923
5.5%, 5-1-34	162	156,349
5.5%, 11-1-34	1,445	1,391,520
6.0%, 11-1-34	1,021	1,007,269
5.5%, 2-1-35	225	216,533
4.5%, 3-1-35	522	473,189
5.0%, 7-1-35	227	212,368
5.0%, 7-1-35	107	99,758
5.0%, 7-1-35	93	86,959
5.0%, 7-1-35	55	51,731
4.5%, 9-1-35	449	407,240
5.5%, 10-1-35	1,080	1,038,465
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.97462%, 6-17-45	5,173	290,050
		15,242,575
Treasury Inflation Protected Obligation - 1.84%
United States Treasury Notes,
1.875%, 7-15-13 (B)	1,100	1,159,349

Treasury Obligations - 7.42%
United States Treasury Notes:
6.25%, 2-15-07	2,500	2,513,770
3.375%, 10-15-09 (C)	1,400	1,327,157
4.375%, 8-15-12	400	384,781
4.25%, 11-15-14	485	456,128
		4,681,836

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS- 38.01%		$23,971,651

(Cost: $24,636,720)

SHORT-TERM SECURITIES

Commercial Paper - 1.58%
Retail -- General Merchandise
Target Corporation,
5.15%, 7-3-06	998	997,714

United States Government Agency Obligation - 4.78%
Federal Home Loan Bank,
4.8%, 7-3-06	3,013	3,012,197

TOTAL SHORT-TERM SECURITIES - 6.36%		$4,009,911

(Cost: $4,009,911)

TOTAL INVESTMENT SECURITIES - 100.00%		$63,069,627

(Cost: $64,879,921)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $10,081,617 or 15.98% of total investments.

(B)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(C)Security serves as collateral for the following open futures contracts at June 30, 2006:
Type	Number of Contracts	Expiration Date	Market Value	Underlying Face Amount at Value

United States 2 Year Treasury Note	26	9-29-06	$5,272,313	$5,293,161
United States 5 Year Treasury Note	11	9-29-06	1,137,468	1,141,907
United States 10 Year Treasury Note	29	9-20-06	(3,040,922)	(3,042,613)

			$3,368,859	$3,392,455

The Investments of Ivy Cash Reserves Fund
June 30, 2006
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 11.51%
Banks
Barclays Bank PLC, New York Branch,
5.2%, 4-3-07	$150	$150,000
Citibank, N.A.,
5.095%, 8-4-06	175	175,000
Royal Bank of Scotland plc (The):
4.34%, 10-3-06	100	100,000
4.725%, 11-27-06	100	99,931
		524,931
Commercial Paper
Finance Companies - 5.23%
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
5.15%, 9-6-06	140	138,658
General Electric Capital Services Inc.,
5.27%, 7-10-06	100	99,868
		238,526
Publishing - 4.25%
Gannett Co., Inc.,
5.21%, 7-5-06	194	193,888

Total Commercial Paper - 9.48%		432,414

Notes
Apparel - 4.39%
NIKE, Inc.,
5.5%, 8-15-06	200	200,180

Banks - 4.92%
U.S. Bancorp,
5.1%, 7-15-07	125	124,605
Wells Fargo & Company,
5.18875%, 7-17-06	100	100,000
		224,605
Business Equipment and Services - 3.29%
Berkeley Hills Country Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2000 (Wachovia Bank, N.A.),
5.45%, 7-6-06	150	150,000

Computers - Main and Mini - 2.19%
International Business Machines Corporation,
5.13475%, 7-10-06	100	100,000

Finance Companies - 2.74%
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
5.35%, 7-6-06	125	125,000

Health Care -- Drugs - 5.48%
Lilly (Eli) and Company,
5.07906%, 7-3-06	250	250,000

Multiple Industry - 2.20%
3M Company,
5.6736%, 12-12-06 (A)	100	100,327

Non-Residential Construction - 2.74%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.36%, 7-5-06	125	125,000

Retail -- General Merchandise - 2.20%
Wal-Mart Stores, Inc.,
5.877%, 6-1-07	100	100,426

Retail -- Specialty Stores - 2.41%
El Dorado Enterprises of Miami, Inc., Taxable Variable Rate Demand Bonds, Series 1999 (Wachovia Bank, N.A.),
5.45%, 7-6-06	110	110,000

Total Notes - 32.56%		1,485,538

TOTAL CORPORATE OBLIGATIONS - 53.55%		$2,442,883

(Cost: $2,442,883)

MUNICIPAL OBLIGATIONS – TAXABLE

California - 11.51%
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.43%, 7-5-06	300	300,000
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds, Air Products Manufacturing Corporation, Taxable Series 1997 A,
5.11%, 7-6-06	225	225,000
		525,000
Florida - 2.96%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
5.36%, 7-5-06	135	135,000

Georgia - 4.61%
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable),
5.22%, 8-2-06	210	210,000

New York - 2.52%
City of New York (The), General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale),
5.01%, 7-5-06	115	115,000

Washington - 2.19%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Columbia Heights Retirement Project), Series 2004 B (Wells Fargo Bank, N.A.),
5.43%, 7-3-06	100	100,000

TOTAL MUNICIPAL OBLIGATIONS – TAXABLE - 23.79%		$1,085,000

(Cost: $1,085,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank:
4.34778%, 7-13-06	100	100,000
5.0%, 3-2-07	100	100,000
Federal Home Loan Mortgage Corporation,
5.41%, 6-22-07	150	150,000
Federal National Mortgage Association,
4.05%, 8-14-06	170	170,000
Overseas Private Investment Corporation:
5.28%, 7-5-06	349	348,837
5.35%, 7-5-06	165	165,000

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 22.66%		$1,033,837

(Cost: $1,033,837)

TOTAL INVESTMENT SECURITIES - 100.00%		$4,561,720

(Cost: $4,561,720)

Notes to Schedule of Investments

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to 2.20% of total investments.

The Investments of Ivy Cundill Global Value Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Bermuda - 0.88%
Guoco Group Limited (A)	692,000	$8,188,558

Canada - 7.99%
BCE Inc. (A)	1,600,000	37,810,624
Fairfax Financial Holdings Limited (A)	213,700	20,322,845
Legacy Hotels Real Estate Investment Trust (A)	1,371,200	10,440,921
Legacy Hotels Real Estate Investment Trust (A)(B)	753,900	5,740,527
		74,314,917
Germany - 2.07%
Henkel Kommanditgesellschaft auf Aktien (A)*	86,525	9,001,885
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)*	75,184	10,278,022
		19,279,907
Hong Kong - 2.97%
CITIC Pacific Limited (A)	1,770,000	5,219,088
First Pacific Company Limited (A)	57,590,000	22,431,499
		27,650,587
Italy - 3.81%
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)*	521,786	35,371,702

Japan - 39.10%
ACOM CO., LTD. (A)	850,000	46,124,607
AIFUL Corporation (A)	694,000	37,052,954
Asatsu-DK Inc. (A)	776,800	25,114,995
Coca-Cola West Japan Company Limited (A)	1,132,500	23,997,837
Kirin Brewery Company, Limited (A)	3,000,000	47,160,084
Lion Corporation (A)	2,500,000	16,209,367
Mabuchi Motor Co., Ltd. (A)	485,600	29,023,978
Nikko Cordial Corporation (A)	3,050,000	39,017,826
Nippon Television Network Corporation (A)	180,000	24,489,689
NIPPONKOA Insurance Company, Limited (A)*	1,900,000	16,403,355
Takefuji Corporation (A)	725,000	43,206,047
TV Asahi Corporation (A)	6,612	15,773,121
		363,573,860
Malaysia - 2.16%
AmcorpGroup Berhad (A)*	57,951,500	20,029,502

Singapore - 4.00%
Singapore Press Holdings Limited (A)	14,264,000	37,127,763

South Korea - 10.54%
Dongwon Financial Holding Co., Ltd. (A)*	1,085,230	35,459,426
Korea Electric Power Corporation (A)*	545,170	20,197,866
Korea Tobacco & Ginseng Corporation (A)*	725,400	42,358,008
		98,015,300
United States - 8.56%
DIRECTV Group, Inc. (The)*	2,200,000	36,300,000
Liberty Global, Inc., Series A*	266,771	5,712,901
Liberty Global, Inc., Series C*	270,544	5,566,443
Liberty Media Corporation, Liberty Capital Series A*	188,385	15,797,966
Liberty Media Corporation, Liberty Interactive Series A*	941,925	16,234,077
		79,611,387

TOTAL COMMON STOCKS - 82.08%		$763,163,483

(Cost: $665,844,111)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.64%)	Face Amount in Thousands

Euro, 9-15-06 (C)	EUR26,667	(1,671,330)
Euro, 1-19-07 (C)	8,914	(164,445)
Japanese Yen, 9-15-06 (C)	JPY18,431,890	(2,540,047)
Japanese Yen, 1-29-07 (C)	16,183,235	347,125
Malaysian Ringgit 9-15-06 (C)	MYR49,003	(68,593)
Malaysian Ringgit 1-19-07 (C)	15,941	(19,756)
Singapore Dollar, 9-15-06 (C)	SGD29,632	(252,996)
Singapore Dollar, 1-19-07 (C)	21,275	(73,899)
South Korean Won, 9-15-06 (C)	KRW37,469,298	(1,049,857)
South Korean Won, 1-19-07 (C)	36,077,726	(420,882)
		$(5,914,680)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Repurchase Agreement - 6.22%
J.P. Morgan Securities Inc., 4.4% Repurchase Agreement dated 6-30-06 to be repurchased at $57,833,198 on 7-3-06 (D)	$57,812	57,812,000

United States Government Obligations
Treasury Obligations - 12.34%
United States Treasury Bills:
4.7%, 7-6-06	30,000	29,980,416
4.565%, 7-13-06	30,000	29,954,350
4.6%, 7-20-06	35,000	34,915,028
4.685%, 8-10-06	20,000	19,895,889
		114,745,683

TOTAL SHORT-TERM SECURITIES - 18.56%		$172,557,683

(Cost: $172,557,683)

TOTAL INVESTMENT SECURITIES - 100.00%		$929,806,486

(Cost: $838,401,794)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of this security amounted to 0.62% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, JPY - Japanese Yen, KRW - Korean Won, MYR - Malaysian Ringgit, SGD - Singapore Dollar).
(D)Collateralized by $58,946,727 United States Treasury Bond, 8.0% due 11-15-21; market value and accrued interest aggregate $59,448,368.

The Investments of Ivy Dividend Income Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 2.51%
Boeing Company (The)	18,250	$1,494,858
Goodrich Corporation	19,900	801,771
		2,296,629
Aluminum - 0.77%
Alcoa Incorporated	21,850	707,066

Banks - 2.83%
Bank of America Corporation	31,250	1,503,125
Mellon Financial Corporation	13,750	473,412
Wells Fargo & Company	9,100	610,428
		2,586,965
Beverages - 1.59%
Diageo plc, ADR	21,500	1,452,325

Business Equipment and Services - 0.84%
Genuine Parts Company	18,500	770,710

Capital Equipment - 4.42%
Caterpillar Inc.	25,700	1,914,136
Deere & Company	25,500	2,128,995
		4,043,131
Chemicals -- Petroleum and Inorganic - 0.77%
du Pont (E.I.) de Nemours and Company	17,000	707,200

Chemicals -- Specialty - 1.83%
Air Products and Chemicals, Inc.	26,200	1,674,704

Computers -- Peripherals - 1.87%
SAP Aktiengesellschaft, ADR	32,500	1,706,900

Electrical Equipment - 0.55%
Emerson Electric Co.	5,950	498,670

Electronic Components - 1.08%
Microchip Technology Incorporated	16,500	554,482
Texas Instruments Incorporated	14,400	436,176
		990,658
Finance Companies - 2.99%
SLM Corporation	51,605	2,730,937

Food and Related - 0.93%
Campbell Soup Company	23,000	853,530

Health Care -- Drugs - 1.06%
Pfizer Inc.	41,450	972,831

Health Care -- General - 1.17%
Johnson & Johnson	17,800	1,066,576

Hospital Supply and Management - 0.93%
Medtronic, Inc.	18,150	851,598

Hotels and Gaming - 3.46%
Harrah's Entertainment, Inc.	16,000	1,138,880
Starwood Hotels & Resorts Worldwide, Inc.	33,600	2,027,424
		3,166,304
Household -- General Products - 2.93%
Colgate-Palmolive Company	30,250	1,811,975
Procter & Gamble Company (The)	15,650	870,140
		2,682,115
Insurance -- Property and Casualty - 2.48%
Allstate Corporation (The)	21,300	1,165,749
St. Paul Companies, Inc. (The)	24,650	1,098,897
		2,264,646
Metal Fabrication - 1.18%
Loews Corporation, Carolina Group	21,000	1,078,770

Mining - 1.23%
Freeport-McMoRan Copper & Gold Inc., Class B	20,300	1,124,823

Multiple Industry - 6.29%
3M Company	11,350	916,739
Altria Group, Inc.	32,250	2,368,118
General Electric Company	74,750	2,463,760
		5,748,617
Non-Residential Construction - 2.90%
Fluor Corporation	28,550	2,653,152

Petroleum -- International - 7.32%
Anadarko Petroleum Corporation	36,400	1,735,916
BP p.l.c., ADR	11,250	783,112
ConocoPhillips	17,519	1,148,020
Exxon Mobil Corporation	40,900	2,509,215
Marathon Oil Corporation	6,200	516,460
		6,692,723
Petroleum -- Services - 12.74%
BJ Services Company	31,950	1,190,457
Baker Hughes Incorporated	33,950	2,778,808
Grant Prideco, Inc.*	19,200	859,200
National Oilwell Varco, Inc.*	18,500	1,171,420
Patterson-UTI Energy, Inc.	16,100	456,676
Schlumberger Limited	46,800	3,047,148
Transocean Inc.*	14,400	1,156,608
Weatherford International Ltd.*	19,850	984,957
		11,645,274
Railroad - 1.24%
Union Pacific Corporation	12,150	1,129,464

Real Estate Investment Trust - 2.89%
Host Hotels & Resorts, Inc.	20,571	449,888
ProLogis	18,550	966,826
Simon Property Group, Inc.	14,750	1,223,365
		2,640,079
Retail -- General Merchandise - 0.54%
Federated Department Stores, Inc.	13,462	492,709

Security and Commodity Brokers - 7.29%
AllianceBernstein Holding L.P.	30,300	1,852,542
Chicago Mercantile Exchange Holdings Inc.	4,100	2,013,715
Legg Mason, Inc.	4,350	432,912
Marsh & McLennan Companies, Inc.	38,050	1,023,165
Morgan (J.P.) Chase & Co.	31,902	1,339,884
		6,662,218
Tobacco - 1.39%
Reynolds American Inc.	11,050	1,274,065

Trucking and Shipping - 2.06%
United Parcel Service, Inc., Class B	22,900	1,885,357

Utilities -- Electric - 2.52%
Dominion Resources, Inc.	12,250	916,178
NRG Energy, Inc.*	19,100	920,238
NiSource Inc.	21,200	463,008
		2,299,424
Utilities -- Gas and Pipeline - 2.59%
Enbridge Inc.	29,750	909,457
Kinder Morgan, Inc.	14,550	1,453,400
		2,362,857
Utilities -- Telephone - 3.03%
BellSouth Corporation	22,500	814,500
Iowa Telecommunications Services, Inc.	54,750	1,035,870
Valor Communications Group, Inc.	80,550	922,297
		2,772,667

TOTAL COMMON STOCKS - 90.22%		$82,485,694

(Cost: $65,648,439)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Electrical Equipment - 3.22%
Emerson Electric Co.,
5.22%, 7-12-06	$2,950	2,945,295

Retail -- General Merchandise - 2.19%
Target Corporation,
5.15%, 7-3-06	2,002	2,001,427

Utilities -- Electric - 3.28%
Wisconsin Electric Power Co.,
5.27%, 7-5-06	3,000	2,998,243

Total Commercial Paper - 8.69%		7,944,965

Municipal Obligation - 1.09%
California
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.43%, 7-5-06	1,000	1,000,000

TOTAL SHORT-TERM SECURITIES - 9.78%		$8,944,965

(Cost: $8,944,965)

TOTAL INVESTMENT SECURITIES - 100.00%		$91,430,659

(Cost: $74,593,404)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

The Investments of Ivy European Opportunities Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Argentina - 1.35%
NDS Group plc, ADR*	100,000	$4,655,000

Austria - 7.25%
AGRANA Beteiligungs-AG (A)	36,000	3,736,158
Andritz AG (A)	20,000	3,306,090
OMV Aktiengesellschaft (A)	180,000	10,717,164
Telekom Austria Aktiengesellschaft (A)	138,000	3,073,021
Wienerberger AG (A)	86,000	4,086,438
		24,918,871
Bermuda - 2.53%
SeaDrill Limited (A)*	659,611	8,688,991

France - 4.94%
Amboise Investissement (A)*	10,023	158,967
France Telecom (A)	360,000	7,740,302
Iliad SA (A)*	60,154	5,031,876
Technip-Coflexip (A)	73,000	4,042,951
		16,974,096
Germany - 17.10%
Commerzbank Aktiengesellschaft (A)	262,000	9,513,807
Deutsche Post AG (A)	320,000	8,599,312
Deutsche Telekom AG, Registered Shares (A)	390,000	6,270,289
Hypo Real Estate Holding AG (A)	159,825	9,689,709
KARSTADT QUELLE Aktiengesellschaft (A)*	177,313	4,669,653
Pfleiderer Ag, Registered Shares (A)	434,125	12,171,460
SGL Carbon AG (A)*	78,870	1,581,778
Siemens AG (A)	72,000	6,266,836
		58,762,844
Greece - 6.39%
Alpha Bank (A)	249,113	6,206,875
Coca-Cola Hellenic Bottling Company S.A. (A)	223,867	6,671,656
National Bank of Greece S.A. (A)	87,105	3,440,393
National Bank of Greece S.A., Rights (A)*	224,605	709,584
Titan Cement Company S.A. (A)	105,000	4,926,135
		21,954,643
Hungary - 0.23%
MOL Hungarian Oil and Gas Public Limited Company (A)	7,778	799,630

Ireland - 2.51%
C&C Group plc (A)	268,354	2,330,588
CRH public limited company (A)	193,000	6,292,378
		8,622,966
Italy - 8.78%
AZIMUT HOLDING S.P.A. (A)	567,000	5,910,556
ENEL S.p.A. (A)	1,166,792	10,058,681
Eni S.p.A. (A)	125,000	3,682,067
Geox S.p.A. (A)(B)	200,000	2,381,592
Sanpaolo Imi SpA (A)	189,500	3,352,116
UniCredito Italiano S.p.A. (A)	610,000	4,774,951
		30,159,963
Luxembourg - 1.18%
SES GLOBAL S.A., Fiduciary Deposit Receipts (A)	283,568	4,044,080

Netherlands - 3.41%
Aalberts Industries N.V. (A)	74,000	5,437,627
Trader Media East Limited, GDR*	301,000	2,829,400
Univar N.V. (A)	72,894	3,454,361
		11,721,388
Norway - 6.52%
Bergesen Worldwide Offshore Limited (A)*	679,878	2,402,820
Prosafe ASA (A)	85,184	5,200,071
Sinvest ASA (A)*	214,000	3,901,910
Statoil ASA (A)	385,000	10,916,240
		22,421,041
Spain - 7.56%
Altadis, S.A. (A)	193,581	9,151,291
Banco Bilbao Vizcaya Argentaria, S.A. (A)	248,000	5,100,649
Banco Santander Central Hispano, S.A. (A)	324,000	4,732,589
Telefonica, S.A. (A)	420,000	6,994,360
		25,978,889
Sweden - 1.07%
Investor AB, B Shares (A)	201,317	3,692,478

Switzerland - 2.27%
austriamicrosystems AG (A)*	51,000	2,638,543
Lonza Group Ltd, Registered Shares (A)	75,000	5,143,962
		7,782,505
United Kingdom - 23.81%
Admiral Group Plc (A)	452,961	5,211,578
Aurora Russia Limited (A)*	970,000	1,520,194
Enterprise Inns plc (A)	160,000	2,804,889
Evolution Group Plc (The) (A)	2,300,000	6,209,664
Halfords Group Plc (A)	1,000,000	5,510,661
Imperial Tobacco Group PLC (A)	230,000	7,098,582
Interserve Plc (A)	333,000	2,339,997
Investec plc (A)	108,000	5,152,653
IP Group plc (A)*	1,619,705	4,133,352
Man Group plc (A)	107,000	5,041,626
MFI Furniture Group Plc (A)	596,000	1,190,303
Old Mutual plc (A)	1,850,000	5,584,861
Omega International Group PLC (A)	270,000	1,185,809
Persimmon plc (A)	100,000	2,281,931
Premier Brands Foods plc (A)	459,000	2,590,931
Punch Taverns plc (A)	318,368	5,151,395
Regal Petroleum plc (A)*	667,000	610,546
Regal Petroleum plc (A)(B)*	1,050,000	961,130
tesco plc (A)	800,000	4,941,103
Travis Perkins plc (A)	210,000	5,875,511
Vodafone Group Plc (A)	3,010,248	6,415,502
		81,812,218

TOTAL COMMON STOCKS - 96.90%		$332,989,603

(Cost: $269,069,941)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Retail -- General Merchandise - 0.95%
Target Corporation,
5.15%, 7-3-06	$3,255	3,254,069

Security and Commodity Brokers - 2.15%
UBS Finance Delaware LLC (UBS AG),
5.27%, 7-3-06	7,408	7,405,831

TOTAL SHORT-TERM SECURITIES - 3.10%		$10,659,900

(Cost: $10,659,900)

TOTAL INVESTMENT SECURITIES - 100.00%		$343,649,503

(Cost: $279,729,841)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; GDR - Global Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $3,342,722 or 0.97% of total investments.

The Investments of Ivy Global Natural Resources Fund
June 30, 2006
COMMON STOCKS AND WARRANT	Shares	Value

Australia - 1.54%
Excel Coal Limited (A)	1,828,278	$10,963,880
Excel Coal Limited (A)(B)*	1,244,671	7,464,086
Lihir Gold Limited (A)*	18,063,000	38,657,244
Sino Gold Limited (A)*	1,086,900	4,038,389
		61,123,599
Bermuda - 1.39%
China Gas Holdings Limited (A)*	145,001,000	22,964,762
Tsakos Energy Navigation Limited	450,000	18,756,000
Weatherford International Ltd.*	271,300	13,461,906
		55,182,668
Brazil - 13.93%
Aracruz Celulose S.A., ADR	1,250,000	65,525,000
Arcelor Brasil S.A. (A)(C)*	700,000	10,894,778
Bradespar S.A. (A)*	850,000	28,876,218
CPFL Energia S.A., ADR	250,000	9,137,500
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, ADR*	850,000	20,017,500
Companhia Energetica de Minas Gerais - CEMIG, ADR	820,600	34,965,766
Companhia Siderurgica Nacional (A)	1,414,800	45,653,249
Companhia Siderurgica Nacional, ADR	2,000,000	64,400,000
Companhia Vale do Rio Doce, ADR	5,600,000	134,624,000
Companhia Vale do Rio Doce, Class A (A)*	699,550	14,243,573
Petroleo Brasileiro S.A. - Petrobras, ADR	250,000	22,327,500
Suzano Bahia Sul Papel E Celulose S.A. (A)	10,525,000	61,957,500
Votorantim Celulose e Papel S.A. (A)*	750,000	11,704,141
Votorantim Celulose e Papel S.A., ADR (A)	1,750,000	27,265,000
		551,591,725
Canada - 14.46%
Agnico-Eagle Mines Limited (A)	850,000	28,181,044
Barrick Gold Corporation (A)	5,250,000	155,059,124
Breaker Energy Ltd., Class A (A)*	2,300,000	12,671,325
Cambior Inc. (A)*	14,850,000	40,307,713
Cambior Inc., Warrants (A)*	350,000	62,707
Canadian Natural Resources Limited (A)*	730,000	40,361,552
Crew Energy Inc. (A)*	1,050,000	12,604,139
Eldorado Gold Corporation (A)*	4,000,000	19,421,302
Ferus Gas Industries Trust (A)(B)(C)*	615,000	1,928,245
Glamis Gold Ltd. (A)*	1,150,000	43,597,599
Hydrogenics Corporation (A)*	958,700	2,335,989
IAMGOLD Corporation (A)	3,000,000	26,659,500
Inco Limited (A)	260,000	17,119,054
Kinross Gold Corporation (A)*	7,000,000	76,314,611
Pason Systems Inc. (A)	993,600	14,552,862
Potash Corporation of Saskatchewan Inc. (A)	145,900	12,494,885
Pure Energy Services Ltd. (A)(B)*	423,000	7,692,287
Savanna Energy Services Corp. (A)*	400,000	8,194,930
Superior Plus Income Fund (A)	283,300	2,791,633
Trican Well Service Ltd. (A)*	1,069,100	21,357,099
Western Oil Sands Inc., Class A (A)*	802,500	22,242,542
zed.i solutions inc. (A)*	4,000,000	5,016,573
zed.i solutions inc. (A)(B)*	1,300,000	1,630,386
		572,597,101
Cayman Islands - 4.33%
Apex Silver Mines Limited*	2,492,500	37,512,125
Noble Corporation	1,800,000	133,956,000
		171,468,125
China - 1.00%
China Petroleum & Chemical Corporation, H Shares (A)	40,000,000	22,919,537
China Shenhua Energy Company Limited, H Shares (A)*	3,200,000	5,912,725
PetroChina Company Limited, H Shares (A)	10,000,000	10,687,200
		39,519,462
Japan - 0.48%
Shin-Etsu Chemical Co., Ltd. (A)*	350,000	19,023,069

Mexico - 2.49%
Cemex, S.A. de C.V., ADR*	1,727,980	98,443,021

Norway - 0.63%
Statoil ASA, ADR*	880,000	25,097,600

Peru - 0.86%
Compania de Minas Buenaventura S.A.A., ADR	1,250,000	34,100,000

Russia - 0.36%
OAO LUKOIL, ADR	171,300	14,252,160

South Africa - 4.68%
AngloGold Ashanti Limited, ADR	850,000	40,902,000
Gold Fields Limited, ADR	4,750,000	108,775,000
Impala Platinum Holdings Limited (A)	139,500	25,678,506
Mvelaphanda Resources Limited (A)*	2,000,000	10,041,841
		185,397,347
South Korea - 1.47%
GS Holdings Corp. (A)*	1,215,940	38,192,371
POSCO, ADR	300,000	20,070,000
		58,262,371
Thailand - 3.46%
Banpu Public Company Limited, Registered Shares (A)	3,292,800	11,402,141
PTT Public Company Limited (A)*	13,200,000	78,258,132
Rayong Refinery Public Company Limited (A)*	15,000,000	7,437,041
Thai Oil Public Company Limited (A)*	24,000,000	39,979,014
		137,076,328
United Kingdom - 1.69%
Randgold Resources Limited, ADR*	2,365,000	49,570,400
Titanium Resources Group Ltd. (A)*	12,404,200	17,203,525
		66,773,925
United States - 44.52%
Air Products and Chemicals, Inc.	1,900,000	121,448,000
Alpha Natural Resources, Inc.*	2,402,800	47,142,936
Arch Coal, Inc.	1,340,000	56,775,800
Atwood Oceanics, Inc.*	1,200,000	59,520,000
Aventine Renewable Energy Holdings, Inc.*	760,231	29,572,986
Avery Dennison Corporation	750,000	43,545,000
BJ Services Company	1,111,500	41,414,490
Baker Hughes Incorporated	450,000	36,832,500
Bristow Group Inc.*	550,000	19,800,000
Bunge Limited	1,100,000	55,275,000
Cameron International Corporation*	10,000	477,700
Celanese Corporation, Series A	1,815,400	37,070,468
ConocoPhillips	300,000	19,659,000
Diamond Offshore Drilling, Inc.	1,500,000	125,895,000
Exxon Mobil Corporation	1,850,000	113,497,500
GlobalSanteFe Corporation	2,337,500	134,990,625
Grant Prideco, Inc.*	600,000	26,850,000
Hess Corporation	841,500	44,473,275
Horizon Offshore, Inc.*	400,000	8,370,000
iShares Silver Trust*	150,000	16,708,500
Lubrizol Corporation (The)	250,000	9,962,500
Massey Energy Company	2,078,800	74,836,800
NS Group, Inc.*	350,000	19,278,000
Nalco Holdings LLC*	1,500,000	26,445,000
Newmont Mining Corporation	1,300,000	68,809,000
Occidental Petroleum Corporation	485,000	49,736,750
Peabody Energy Corporation	500,000	27,875,000
Praxair, Inc.	1,200,000	64,800,000
Rohm and Haas Company	880,000	44,105,600
Smith International, Inc.	1,705,000	75,821,350
streetTRACKS Gold Trust*	350,000	21,427,000
Tesoro Corporation	650,000	48,334,000
Transocean Inc.*	900,000	72,288,000
Valero Energy Corporation	1,800,000	119,736,000
		1,762,773,780

TOTAL COMMON STOCKS AND WARRANT - 97.29%		$3,852,682,281

(Cost: $3,231,410,149)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.01%	Face Amount in Thousands

Brazilian Real, 7-19-06 (D)	BRL12,000	371,657
Brazilian Real, 7-19-06 (D)	35,700	(932,178)
Brazilian Real, 8-23-06 (D)	59,000	(1,265,204)
Canadian Dollar, 7-19-06 (D)	CAD45,000	81,892
Canadian Dollar, 7-19-06 (D)	114,500	(144,982)
Canadian Dollar, 7-19-06 (D)	18,000	(185,291)
Canadian Dollar, 8-23-06 (D)	155,000	(175,404)
South African Rand, 7-19-06 (D)	ZAR117,600	1,673,749
South African Rand, 8-23-06 (D)	116,000	1,298,082
South African Rand, 8-23-06 (D)	37,200	(273,926)
South African Rand, 9-20-06 (D)	32,000	(129,180)
		$319,215

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificate of Deposit - 0.06%
Banks
Wells Fargo & Company,
5.21%, 7-5-06	$2,484	2,484,000

Commerical Paper
Banks - 0.25%
Barclays U.S. Funding Corp.,
5.095%, 8-7-06	10,000	9,947,635

Beverages - 0.23%
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
5.24%, 7-13-06	9,000	8,984,280

Capital Equipment - 0.03%
Deere (John) Capital Corporation,
5.4%, 7-5-06	1,381	1,380,171

Electrical Equipment - 0.13%
Emerson Electric Co.,
5.23%, 7-12-06	5,000	4,992,010

Finance Companies - 0.17%
PACCAR Financial Corp.,
5.21%, 7-26-06	6,900	6,875,035

Household -- General Products - 0.32%
Colgate-Palmolive Company:
5.21%, 7-14-06	7,544	7,529,807
5.2%, 7-20-06	5,000	4,986,278
		12,516,085
Publishing - 0.18%
Gannett Co., Inc.:
5.21%, 7-5-06	7,000	6,995,948
5.22%, 7-5-06	305	304,823
		7,300,771
Retail -- General Merchandise - 0.38%
Wal-Mart Stores, Inc.,
5.19%, 7-6-06	15,000	14,989,187

Security and Commodity Brokers - 0.76%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
5.27%, 7-3-06	15,000	14,995,608
UBS Finance Delaware LLC (UBS AG),
5.27%, 7-3-06	15,043	15,038,596
		30,034,204
Utilities -- Telephone - 0.13%
BellSouth Corporation,
5.18%, 7-6-06	5,000	4,996,403

Total Commercial Paper - 2.58%		102,015,781

Municipal Obligation - 0.06%
Kansas
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
5.35%, 7-3-06	2,495	2,495,000

TOTAL SHORT-TERM SECURITIES - 2.70%		$106,994,781

(Cost: $106,994,781)

TOTAL INVESTMENT SECURITIES - 100.00%		$3,959,996,277

(Cost: $3,338,404,930)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depository Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $18,715,004 or 0.47% of total investments.

(C)Security valued in good faith by the Valuation Committee appointed by the Board of Trustees.
(D)Principal amounts are denominated in the indicated foreign currency, were applicable (BRL - Brazilian Real, CAD - Canadian Dollar, ZAR - South African Rand).

The Investments of Ivy International Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Australia - 1.57%
Novogen LTD (A)*	474,580	$839,334
Westpac Banking Corporation (A)	153,600	2,657,191
		3,496,525
Austria - 0.52%
Raiffeisen International Bank-Holding AG (A)(B)	13,300	1,155,072

Belgium - 1.05%
KBC Group NV (A)	21,800	2,339,409

Brazil - 1.88%
Companhia Vale do Rio Doce, ADR	75,400	1,812,616
Gol Linhas Aereas Inteligentes S.A., ADR	30,000	1,065,000
Petroleo Brasileiro S.A. - Petrobras, ADR	14,500	1,294,995
		4,172,611
Canada - 2.78%
EnCana Corporation (A)	84,300	4,438,909
Shoppers Drug Mart Corporation (A)(B)	48,450	1,757,794
		6,196,703
China - 0.77%
China Mobile (Hong Kong) Limited (A)	300,000	1,715,102

France - 9.83%
ALSTOM (A)*	23,400	2,138,483
EDF SA (A)	39,800	2,097,336
Pernod Ricard (A)	11,650	2,309,645
Pinault-Printemps-Redoute SA (A)	10,450	1,332,598
SR.Teleperformance (A)(B)	50,000	2,000,435
Sanofi-Aventis (A)	37,900	3,698,720
VINCI (A)	50,900	5,244,100
Vivendi Universal (A)	87,000	3,049,000
		21,870,317
Germany - 14.35%
Allianz Aktiengesellschaft, Registered Shares (A)	14,800	2,336,902
BASF Aktiengesellschaft (A)	29,500	2,367,305
Commerzbank Aktiengesellschaft (A)	48,500	1,761,144
Continental Aktiengesellschaft (A)	12,400	1,269,135
Deutsche Telekom AG, Registered Shares (A)	150,000	2,411,650
E.ON AG (A)	20,000	2,302,291
elexis AG (A)	48,000	976,171
Fresenius AG (A)	7,530	1,253,892
Hypo Real Estate Holding AG (A)	28,000	1,697,556
PATRIZIA Immobilien AG (A)*	75,000	1,848,548
PATRIZIA Immobilien AG (A)(B)*	10,000	246,473
SAP Aktiengesellschaft (A)	17,500	3,691,020
Salzgitter AG (A)	20,000	1,687,068
Siemens AG (A)	60,900	5,300,698
Vivacon AG (A)*	20,000	447,412
Wacker Chemie AG (A)*	22,000	2,336,109
		31,933,374
Greece - 1.76%
Bank of Cyprus Limited (A)	250,000	2,430,196
Piraeus Bank S.A. (A)	62,500	1,486,896
		3,917,092
Ireland - 3.92%
Anglo Irish Bank Corporation plc (Great Britain) (A)	280,000	4,351,330
Anglo Irish Bank Corporation plc (Ireland) (A)	145,000	2,262,640
CRH public limited company (A)	64,700	2,109,414
		8,723,384
Italy - 4.50%
Banca Italease S.p.A. (A)	29,300	1,468,691
Eni S.p.A. (A)	43,200	1,272,522
Saipem S.p.A. (A)	78,300	1,781,662
UniCredito Italiano S.p.A. (A)	700,001	5,479,460
		10,002,335
Japan - 20.31%
Astellas Pharma Inc. (A)	58,000	2,128,626
Canon Inc. (A)	79,200	3,882,489
Central Japan Railway Company (A)	210	2,091,926
Chubu Electric Power Company, Incorporated (A)	44,000	1,188,046
CREDIT SAISON CO., LTD. (A)	48,000	2,273,331
DENSO CORPORATION (A)	37,700	1,232,069
Hoya Corporation (A)	58,000	2,062,740
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	325	4,543,866
Mitsubishi Corporation (A)	52,300	1,044,263
Mitsubishi Estate Co., Ltd. (A)	145,000	3,078,906
Mizuho Financial Group, Inc. (A)	410	3,471,601
SMC Corporation (A)	20,400	2,886,019
SUMCO Corporation (A)	49,000	2,791,681
Sega Sammy Holdings Inc. (A)	102,300	3,790,213
Sumitomo Metal Industries, Ltd. (A)	435,000	1,794,128
Taisei Corporation (A)	220,000	803,565
Tokyo Electric Power Company, Incorporated (The) (A)	42,000	1,159,734
Toyota Motor Corporation (A)	80,000	4,187,347
YAMADA-DENKI Co., Ltd. (A)	7,500	764,811
		45,175,361
Luxembourg - 1.27%
Tenaris S.A., ADR	70,000	2,834,300

Mexico - 0.45%
Cemex, S.A. de C.V., ADR*	17,500	996,975

Norway - 2.95%
Acergy S.A. (A)*	87,000	1,324,238
Orkla ASA (A)	45,000	2,085,576
Renewable Energy Corporation ASA (A)(B)*	95,000	1,358,255
Statoil ASA (A)	63,700	1,806,141
		6,574,210
Russia - 1.63%
OAO LUKOIL, ADR	43,500	3,619,200

South Korea - 0.91%
Samsung Electronics Co., Ltd. (A)	3,200	2,033,834

Spain - 1.71%
Enagas, S.A. (A)	159,000	3,392,195
Grifols, S.A. (A)(B)*	50,000	411,215
		3,803,410
Switzerland - 9.62%
ABB Ltd (A)	86,000	1,118,482
Compagnie Financiere Richemont SA (A)	30,100	1,378,758
Credit Suisse Group, Registered Shares (A)	46,720	2,613,920
Holcim Ltd, Registered Shares (A)	32,700	2,506,229
Nestle S.A., Registered Shares (A)	14,680	4,610,953
Novartis AG, Registered Shares (A)	104,500	5,658,582
UBS AG (A)	10,400	1,139,912
Zurich Financial Services, Registered Shares (A)*	10,800	2,367,511
		21,394,347
Turkey - 0.23%
Turkiye Vakiflar Bankasi T.A.O. (A)(B)	130,000	509,321

United Kingdom - 13.55%
BAE SYSTEMS plc (A)	150,000	1,025,621
BHP Billiton Plc (A)	129,200	2,506,256
BP p.l.c. (A)	300,000	3,497,790
British American Tobacco p.l.c. (A)	145,400	3,662,089
Diageo plc (A)	146,000	2,455,517
GlaxoSmithKline plc (A)	174,000	4,861,845
IG Group Holdings plc (A)(B)	272,000	1,068,846
Reckitt Benckiser plc (A)	87,500	3,268,488
Royal Bank of Scotland Group plc (The) (A)	119,600	3,932,334
Vodafone Group Plc (A)	1,035,000	2,205,813
Xstrata plc (A)	43,500	1,649,037
		30,133,636
United States - 0.60%
Schlumberger Limited	20,400	1,328,244

TOTAL COMMON STOCKS - 96.16%		$213,924,762

(Cost: $174,327,585)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Retail -- General Merchandise - 0.91%
Target Corporation,
5.15%, 7-3-06	$2,016	2,015,423

Security and Commodity Brokers - 2.93%
UBS Finance Delaware LLC (UBS AG),
5.27%, 7-3-06	6,520	6,518,091

TOTAL SHORT-TERM SECURITIES - 3.84%		$8,533,514

(Cost: $8,533,514)

TOTAL INVESTMENT SECURITIES - 100.00%		$222,458,276

(Cost: $182,861,099)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $8,507,411 or 3.82% of total investments.

The Investments of Ivy International Balanced Fund
June 30, 2006
COMMON STOCKS AND RIGHT	Shares	Value

Australia - 1.47%
National Australia Bank Limited (A)	54,242	$1,417,206
Qantas Airways Limited (A)	246,618	542,457
Qantas Airways Limited (A)(B)	54,528	119,939
		2,079,602
Belgium - 1.60%
Agfa-Gevaert N.V. (A)	53,270	1,290,477
Belgacom SA (A)	29,420	975,737
		2,266,214
Bermuda - 1.28%
ACE Limited	22,750	1,150,923
XL Capital Ltd, Class A (A)	10,870	666,331
		1,817,254
Canada - 1.29%
Barrick Gold Corporation (A)	17,500	516,864
Domtar Inc. (A)	122,610	756,770
Quebecor World Inc. (A)	50,200	557,628
		1,831,262
China - 0.70%
China Telecom Corporation Limited (A)	2,700,000	869,140
China Telecom Corporation Limited (A)(B)	360,000	115,885
		985,025
Denmark - 1.73%
Vestas Wind Systems A/S (A)*	89,660	2,452,193

Finland - 1.73%
Stora Enso Oyj, Class R (A)	70,140	979,662
UPM-Kymmene Corporation (A)	68,140	1,468,553
		2,448,215
France - 4.55%
Arkema (A)*	228	8,897
AXA S.A. (A)	28,400	932,100
AXA S.A., Rights (A)*	28,400	23,974
France Telecom (A)	112,854	2,426,456
Sanofi-Aventis (A)	14,398	1,405,123
THOMSON (A)*	63,490	1,050,005
TOTAL S.A. (A)	9,120	600,161
		6,446,716
Germany - 3.03%
Deutsche Post AG (A)	63,460	1,705,351
E.ON AG (A)	5,810	668,815
Munchener Ruckversicherungs-Gesellschaft (A)	8,830	1,207,104
Siemens AG (A)	8,140	708,501
		4,289,771
Hong Kong - 1.54%
Hutchison Whampoa Limited, Ordinary Shares (A)	239,000	2,181,876

Israel - 1.11%
Check Point Software Technologies Ltd. (A)*	89,500	1,572,963

Italy - 0.81%
Eni S.p.A. (A)	38,786	1,142,501

Japan - 2.89%
KDDI CORPORATION (A)	196	1,204,020
Konica Minolta Holdings, Inc. (A)	55,500	700,782
Sony Corporation (A)*	25,900	1,142,913
Takeda Pharmaceutical Company Limited (A)	16,900	1,051,451
		4,099,166
Mexico - 0.75%
Telefonos de Mexico, S.A. de C.V., ADR	51,010	1,062,538

Netherlands - 4.34%
Akzo Nobel N.V. (A)	16,030	864,414
ING Groep N.V., Certicaaten Van Aandelen (A)	48,900	1,922,025
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	40,460	1,264,262
Reed Elsevier NV (A)	139,710	2,101,467
		6,152,168
Norway - 2.30%
Norske Skogindustrier ASA (A)	87,982	1,289,708
Telenor ASA (A)	160,750	1,943,234
Telenor ASA (A)(B)	2,550	30,826
		3,263,768
Portugal - 0.28%
Portugal Telecom, SGPS, S.A., Ordinary Shares (A)	33,040	398,933

Singapore - 1.35%
DBS Group Holdings Ltd (A)	33,000	377,357
Flextronics International Ltd.*	59,420	630,743
Venture Corporation Limited (A)	135,000	904,065
		1,912,165
South Africa - 0.60%
Sappi Limited (A)	69,000	848,787

South Korea - 3.95%
KT Corporation, ADR	48,730	1,045,259
Kookmin Bank, ADR*	16,440	1,365,506
POSCO, ADR	9,340	624,846
SK Telecom Co., Ltd., ADR	41,000	960,220
Samsung Electronics Co., Ltd. (A)	530	336,854
Samsung Electronics Co., Ltd., GDR (B)	4,010	1,260,143
		5,592,828
Spain - 2.91%
Gamesa Corporacion Tecnologica, S.A. (A)	53,110	1,138,513
Iberdrola, S.A. (A)	17,743	611,155
Repsol YPF, S.A. (A)	49,625	1,421,158
Telefonica, S.A., ADR	18,875	938,843
Telefonica, S.A., Brazilian Depositary Receipts (A)	569	9,195
		4,118,864
Sweden - 1.16%
Nordea Bank AB, Finnish Depositary Receipts (A)	89,560	1,065,331
Securitas AB, Class B (A)	29,890	573,150
		1,638,481
Switzerland - 1.78%
Lonza Group Ltd, Registered Shares (A)	5,800	397,800
Nestle S.A., Registered Shares (A)	4,100	1,287,800
Swiss Reinsurance Company, Registered Shares (A)	11,950	835,244
		2,520,844
Taiwan - 3.13%
Chunghwa Telecom Co., Ltd., ADR	24,700	456,209
Compal Electronics Inc., GDR	53,235	254,032
Compal Electronics Inc., GDR (B)	130,009	620,390
Lite-On Technology Corporation, GDR	102,998	1,525,384
Mega Financial Holding Company (A)	2,124,000	1,571,147
		4,427,162
United Kingdom - 17.76%
AMVESCAP PLC (A)	26,400	241,777
Aviva plc (A)	48,820	691,083
BAE SYSTEMS plc (A)	93,350	638,278
BBA Group plc (A)	152,710	746,225
BP p.l.c. (A)	82,800	965,390
Boots Group PLC (A)	61,929	881,236
British Sky Broadcasting Group plc (A)	201,230	2,134,094
Cadbury Schweppes plc (A)	72,900	703,023
Compass Group PLC (A)	740,110	3,589,213
GlaxoSmithKline plc (A)	42,970	1,200,652
Group 4 Securicor plc (A)	343,900	1,066,798
HSBC Holdings plc (A)	75,570	1,329,675
Pearson plc (A)	86,110	1,172,772
Rentokil Initial plc (A)	376,520	1,086,176
Royal Bank of Scotland Group plc (The) (A)	58,100	1,910,272
Royal Dutch Shell plc, Class B (A)	27,641	966,569
Shire plc (A)	44,000	641,973
tesco plc (A)	157,950	975,559
Unilever PLC (A)	52,092	1,171,364
Vodafone Group Plc (A)	914,100	1,948,148
Wm MORRISON SUPERMARKETS PLC (A)	304,810	1,096,317
		25,156,594

TOTAL COMMON STOCKS AND RIGHT - 64.04%		$90,705,890

(Cost: $74,247,893)

OTHER GOVERNMENT SECURITIES	Principal Amount in Thousands

Australia - 0.64%
Queensland Treasury Corporation:
6.0%, 8-14-13 (C)	AUD1,200	895,942
6.0%, 10-14-15 (C)	10	7,467
		903,409
Austria - 0.68%
Republic of Austria:
5.5%, 10-20-07 (C)	EUR360	471,940
4.0%, 7-15-09 (C)	70	90,226
5.0%, 7-15-12 (C)	300	405,530
		967,696
Belgium - 0.58%
Belgium Government Bond:
4.75%, 9-28-06 (C)	100	128,388
7.5%, 7-29-08 (C)	405	557,416
5.0%, 9-28-12 (C)	100	135,267
		821,071
Canada - 4.02%
Canadian Government Bond:
3.25%, 12-1-06 (C)	CAD4,210	3,753,511
7.0%, 12-1-06 (C)	330	298,635
4.5%, 9-1-07 (C)	1,040	931,826
6.0%, 6-1-11 (C)	748	713,612
		5,697,584
Finland - 0.69%
Finland Government Bond:
3.0%, 7-4-08 (C)	EUR400	506,271
5.0%, 4-25-09 (C)	60	79,431
5.75%, 2-23-11 (C)	280	386,994
		972,696
Germany - 0.16%
Deutsche Bundesrepublik,
5.0%, 7-4-11 (C)	170	228,507

Ireland - 0.52%
Ireland Government Bond,
5.0%, 4-18-13 (C)	540	733,355

Netherlands - 0.45%
Netherlands Government Bond,
5.75%, 2-15-07 (C)	490	636,042

New Zealand - 0.18%
New Zealand Government Bond,
6.0%, 11-15-11 (C)	NZD410	250,019

Norway - 2.21%
Norway Government Bond,
6.75%, 1-15-07 (C)	NOK17,135	2,801,861
Norway Treasury Bill,
0.0%, 6-20-07 (C)	2,100	326,926
		3,128,787
Poland - 3.06%
Poland Government Bond:
8.5%, 11-12-06 (C)	PLN2,410	769,580
8.5%, 5-12-07 (C)	3,200	1,040,138
6.0%, 5-24-09 (C)	4,275	1,368,966
6.25%, 10-24-15 (C)	3,250	1,062,439
5.75%, 9-23-22 (C)	320	98,700
		4,339,823
Singapore - 2.87%
Singapore Government Bond,
2.625%, 10-1-07 (C)	SGD6,450	4,061,273

South Korea - 3.26%
South Korea Treasury Bond:
4.75%, 3-3-07 (C)	KRW2,300,000	2,424,584
3.75%, 9-10-07 (C)	1,100,000	1,144,929
4.5%, 9-9-08 (C)	1,000,000	1,044,916
		4,614,429
Spain - 3.83%
Spain Government Bond:
3.1%, 9-20-06 (C)	EUR550,000	4,834,223
4.8%, 10-31-06 (C)	100	128,631
6.0%, 1-31-08 (C)	350	464,152
		5,427,006
Supranational - 4.05%
European Investment Bank,
2.125%, 9-20-07 (C)	JPY645,000	5,737,969

Sweden - 3.10%
Sweden Government Bond:
8.0%, 8-15-07 (C)	SEK24,480	3,586,919
6.5%, 5-5-08 (C)	1,800	264,269
Sweden Treasury Bill:
0.0%, 9-20-06 (C)	1,500	207,593
0.0%, 6-20-07 (C)	2,500	338,252
		4,397,033
Thailand - 2.23%
Bank of Thailand,
0.0%, 5-3-07 (C)	THB27,000	679,552
Thailand Government Bond,
8.0%, 12-8-06 (C)	41,250	1,094,824
Thailand Treasury Bill:
0.0%, 7-27-06 (C)	8,000	209,297
0.0%, 9-7-06 (C)	24,900	648,669
0.0%, 10-5-06 (C)	16,300	423,475
0.0%, 3-8-07 (C)	4,100	104,340
		3,160,157

TOTAL OTHER GOVERNMENT SECURITIES - 32.53%		$46,076,856

(Cost: $43,026,361)

SHORT-TERM SECURITIES

Commercial Paper
Aircraft - 0.60%
United Technologies Corporation,
5.29%, 7-3-06	$850	849,750

Retail-General Merchandise - 1.42%
Target Corporation,
5.15%, 7-3-06	2,015	2,014,423

Total Commercial Paper - 2.02%		2,864,173

Commercial Paper (backed by irrevocable bank letter of credit) - 1.41%
Multiple Industry
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.07%, 7-6-06	1,990	1,988,599

TOTAL SHORT-TERM SECURITIES - 3.43%		$4,852,772

(Cost: $4,852,772)

TOTAL INVESTMENT SECURITIES - 100.00%		$141,635,518

(Cost: $122,127,026)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; GDR - Global Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $2,147,183 or 1.52% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CAD - Canadian Dollar, EUR - Euro, JPY - Japanese Yen, KRW - South Korean Won, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona, SGD - Singapore Dollar, THB - Thailand Baht).

The Investments of Ivy International Value Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Australia - 4.05%
Coles Myer Ltd. (A)	139,480	$1,177,440
Foster's Group Limited (A)	300,000	1,219,431
National Australia Bank Limited (A)	43,200	1,128,707
Telstra Corporation Limited (A)	402,060	1,099,480
		4,625,058
Belgium - 2.90%
Almancora Comm. VA (A)	12,250	1,598,173
Fortis (A)	50,000	1,705,614
		3,303,787
Canada - 1.09%
EnCana Corporation (A)	23,550	1,240,051

Finland - 1.43%
Nokia Corporation, Series A, ADR	80,380	1,628,499

France - 12.08%
ALSTOM (A)*	12,270	1,121,333
BNP Paribas (A)	27,190	2,603,087
Compagnie de Saint-Gobain (A)	16,480	1,178,302
France Telecom (A)	75,700	1,627,613
SUEZ (A)	28,640	1,190,540
Sanofi-Aventis (A)	17,632	1,720,734
Technip-Coflexip (A)	16,000	886,126
VINCI (A)	11,310	1,165,241
Vivendi Universal (A)	65,490	2,295,161
		13,788,137
Germany - 5.69%
Commerzbank Aktiengesellschaft (A)	62,920	2,284,766
Continental Aktiengesellschaft (A)	8,000	818,797
E.ON AG (A)	13,110	1,509,152
Siemens AG (A)	21,550	1,875,699
		6,488,414
Hong Kong - 0.78%
Agile Property Holdings Limited (A)(B)	1,478,000	884,939

Ireland - 2.47%
Allied Irish Banks, p.l.c. (A)	45,710	1,102,073
Irish Life & Permanent plc (A)	72,120	1,715,759
		2,817,832
Italy - 2.60%
BUZZI UNICEM SpA (A)	30,000	688,385
UniCredito Italiano S.p.A. (A)	291,860	2,284,618
		2,973,003
Japan - 20.83%
Central Japan Railway Company (A)	187	1,862,810
Chubu Electric Power Company, Incorporated (A)	118,100	3,188,824
Daiwa Securities Group Inc. (A)	123,000	1,466,026
DENSO CORPORATION (A)	32,700	1,068,665
Hitachi Transport System, Ltd. (A)	113,900	1,145,569
JFE Holdings, Inc. (A)	27,800	1,178,172
Mitsubishi Corporation (A)	79,700	1,591,354
Mitsubishi Estate Co., Ltd. (A)	62,000	1,316,498
Mizuho Financial Group, Inc. (A)	240	2,032,157
Nissan Motor Co., Ltd. (A)*	152,300	1,663,535
SHIMA SEIKI MFG., Ltd. (A)	21,000	543,167
Sega Sammy Holdings Inc. (A)	42,900	1,589,444
Sumitomo Metal Industries, Ltd. (A)	261,000	1,076,477
Sumitomo Mitsui Financial Group, Inc. (A)	190	2,008,913
Sumitomo Mitsui Financial Group, Inc. (A)(B)	29	306,624
Toyota Motor Corporation (A)	33,000	1,727,281
		23,765,516
Netherlands - 2.01%
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	36,600	1,143,648
TNT N.V. (A)	32,220	1,153,084
		2,296,732
New Zealand - 1.41%
Fletcher Building Limited (A)	288,000	1,605,625

Norway - 3.60%
Cermaq ASA (A)(B)	81,600	1,101,126
Orkla ASA (A)	34,300	1,589,672
Statoil ASA (A)	50,000	1,417,693
		4,108,491
South Korea - 2.57%
Hynix Semiconductor Inc. (A)*	40,230	1,303,897
Korea Exchange Bank (A)*	83,500	998,920
Kyeryong Construction Industrial Co. Ltd (A)	20,000	632,411
		2,935,228
Spain - 1.63%
Repsol YPF, S.A. (A)	25,000	715,948
Tecnicas Reunidas, S.A. (A)(B)*	50,500	1,146,509
		1,862,457
Sweden - 1.00%
Telefonaktiebolaget LM Ericsson, ADR	34,600	1,142,319

Switzerland - 5.25%
Credit Suisse Group, Registered Shares (A)	36,360	2,034,292
Swiss Reinsurance Company, Registered Shares (A)	32,660	2,282,767
Zurich Financial Services, Registered Shares (A)*	7,640	1,674,794
		5,991,853
Taiwan - 0.98%
Himax Technologies, Inc., ADR*	195,150	1,123,088

United Kingdom - 20.60%
BAE SYSTEMS plc (A)	166,990	1,141,790
BHP Billiton Plc (A)	60,370	1,171,073
Barclays PLC (A)	218,160	2,479,045
British American Tobacco p.l.c. (A)	70,970	1,787,472
Cadbury Schweppes plc (A)	114,220	1,101,498
Diageo plc (A)	114,510	1,925,899
HSBC Holdings plc (A)	120,000	2,111,434
Old Mutual plc (A)	372,070	1,123,221
Prudential plc (A)	107,610	1,215,853
Royal Bank of Scotland Group plc (The) (A)	64,620	2,124,644
Royal Dutch Shell plc, Class A (A)	70,000	2,355,900
Smiths Group plc (A)	69,390	1,143,305
Vodafone Group Plc (A)	729,130	1,553,937
WPP Group plc (A)	91,960	1,113,002
Xstrata plc (A)	30,560	1,158,496
		23,506,569

TOTAL COMMON STOCKS - 92.97%		$106,087,598

(Cost: $98,858,599)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 1.75%
Lloyds TSB Bank PLC,
5.16%, 7-5-06	$2,000	1,998,853

Retail -- General Merchandise - 1.94%
Target Corporation,
5.15%, 7-3-06	2,214	2,213,367

Security and Commodity Brokers - 3.34%
UBS Finance Delaware LLC (UBS AG),
5.27%, 7-3-06	3,807	3,805,885

TOTAL SHORT-TERM SECURITIES - 7.03%		$8,018,105

(Cost: $8,018,105)

TOTAL INVESTMENT SECURITIES - 100.00%		$114,105,703

(Cost: $106,876,704)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $3,439,198 or 3.01% of total investments.

The Investments of Ivy Mortgage Securities Fund
June 30, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Finance Companies
ABFS Mortgage Loan Trust 2001-2,
6.99%, 12-25-31	$1,441	$1,439,893
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33	1,485	1,486,503
Asset Securitization Corporation (Interest Only):
2.54202%, 8-13-29	7,447	504,463
1.77824%, 10-13-26 (A)	7,607	237,575
Associates Manufactured Housing Contract Pass-Through Certificates,
7.9%, 3-15-27	1,800	1,837,884
Banc of America Alternative Loan Trust 2004-11,
6.0%, 12-25-34	1,402	1,361,897
Banc of America Alternative Loan Trust 2005-6,
6.0%, 7-25-35	1,025	1,005,845
Banc of America Alternative Loan Trust 2005-8:
5.5724%, 9-25-35	2,106	1,978,498
5.5724%, 9-25-35	418	387,291
Banc of America Alternative Loan Trust 2005-10,
5.66758%, 11-25-35	1,183	1,040,158
Banc of America Alternative Loan Trust 2005-12,
5.80576%, 1-25-36	1,675	1,565,122
Banc of America Alternative Loan Trust 2006-4:
6.22456%, 5-25-36	912	830,653
6.22456%, 5-25-36	653	629,786
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2001-PB1,
6.15%, 5-11-35 (A)	2,000	1,998,459
Series 2002-2,
6.2%, 7-11-43 (A)	1,200	1,203,929
Series 2003-1,
4.9%, 9-11-36 (A)	1,000	925,817
Series 2004-6,
5.104%, 12-10-42 (A)	800	747,492
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	1,250	1,244,687
Banc of America Funding Corporation,
5.01093%, 9-20-34	1,457	1,378,744
Banc of America Mortgage 2005-J Trust,
5.10162%, 11-25-35	2,729	2,692,308
Banc of America Mortgage Trust 2004-2:
5.0%, 3-25-19	324	307,347
5.0%, 3-25-19	252	235,355
Banc of America Mortgage Trust 2004-3:
4.875%, 4-25-19	437	411,903
4.875%, 4-25-19	234	216,933
Banc of America Mortgage Trust 2004-7,
5.75%, 8-25-34	1,328	1,292,150
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	1,750	1,775,163
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	23	582
2.57%, 3-25-11 (A)	10	250
7.54%, 5-31-17 (A)	34	1,008
BankAmerica Manufactured Housing Contract Trust:
7.8%, 10-10-26	2,000	2,014,239
7.015%, 1-10-28	1,448	1,450,216
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2 Trust Fund:
7.5063%, 2-15-35 (A)	3,000	3,150,172
7.8463%, 2-15-35 (A)	795	845,624
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.5%, 2-15-32	1,015	1,015,162
Bear Stearns Mortgage Securities Inc.,
8.0%, 11-25-29	552	549,830
BlackRock Capital Finance,
7.75%, 9-25-26 (A)	739	738,139
C-Bass 2005-CB3 Trust,
5.109%, 12-25-34	1,254	1,147,089
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35	2,301	2,173,020
Charlie Mac Trust 2004-2,
5.0%, 10-25-34	2,581	2,438,382
Chase Mortgage Finance Trust:
Series 2003-S2,
5.0%, 3-25-18	2,108	2,052,767
Series 2003-S11,
5.5%, 10-25-33	970	922,372
CHL Mortgage Pass-Through Trust 2003-28,
4.15%, 8-25-33	1,500	1,378,861
Collateralized Mortgage Obligation Trust,
5.0%, 7-1-18	38	37,875
COMM 2006-CNL2,
5.5699%, 2-5-19 (A)	925	903,550
Conseco Finance Securitizations Corp.,
6.981%, 6-15-32	1,200	1,203,878
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.8%, 12-15-35 (A)	1,275	1,208,979
Countrywide Home Loans, Inc. Asset-Backed Certificates, Series 2005-10,
4.915%, 2-25-36	5,000	4,717,940
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	685	679,575
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 7-25-27	2,135	2,134,979
DLJ Commercial Mortgage Corp. 1998-CG1,
7.1666%, 6-10-31 (A)	1,640	1,747,595
FFCA Secured Lending Corporation:
6.35188%, 2-18-22 (A)	1,500	1,411,084
6.60188%, 2-18-22 (A)	1,000	932,911
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC,
5.25%, 4-25-32	845	783,019
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (A)	1,175	1,113,915
5.25%, 11-25-32 (A)	548	523,759
GMAC Commerical Mortgage Securities,
5.94%, 7-1-13 (A)	222	221,110
Green Tree Financial Corporation:
7.65%, 4-15-19	924	952,034
8.3%, 11-15-19	708	732,381
9.1%, 4-15-25	1,075	1,443,294
9.0%, 6-15-25	1,052	1,294,363
Hilton Hotel Pool Trust:
5.62938%, 10-3-15 (A)	500	505,545
7.653%, 10-3-15 (A)	1,955	2,023,424
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33	1,000	991,126
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (A)	2,300	2,314,585
J.P. Morgan Mortgage Trust 2004-A3,
4.31055%, 7-25-34	1,665	1,590,984
J.P. Morgan Mortgage Trust 2005-S2,
5.66645%, 9-25-35	2,289	2,176,263
Lehman ABS Manufactured Housing Contract Trust 2001-B,
5.873%, 5-15-22	965	951,142
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	3,057	2,978,725
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	1,600	1,526,575
Metropolitan Asset Funding, Inc.,
6.98%, 5-20-12 (A)	57	56,864
Mid-State Capital Corporation 2004-1 Trust:
6.005%, 8-15-37	399	397,154
6.497%, 8-15-37	1,452	1,420,726
Mid-State Trust:
7.4%, 7-1-35	1,503	1,535,118
7.79%, 7-1-35	660	670,846
MMCA Auto Owner Trust 2002-2,
4.67%, 3-15-10	811	804,475
MMCA Automobile Trust 2002-1,
5.37%, 1-15-10	327	325,550
Morgan Stanley Dean Witter Capital I Trust 2002-IQ3,
6.60308%, 9-15-37 (A)	768	734,984
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.0668%, 11-28-35 (A) (Interest Only)	33,476	941,656
5.88%, 11-28-35 (A)	680	617,774
5.88%, 11-28-35 (A)	340	313,365
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (A)	1,000	912,516
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (A)	1,650	1,643,945
Oakwood Mortgage Investors, Inc.:
8.1%, 10-15-21 (A)	529	528,835
7.375%, 8-15-27	469	471,430
Origen Manufactured Housing Contract Trust 2004-A:
5.91%, 1-15-35	1,600	1,541,221
5.7%, 1-15-35	543	518,991
Origen Manufactured Housing Contract Trust 2004-B,
4.75%, 8-15-21	400	374,015
Origen Manufactured Housing Contract Trust 2005-A,
4.97%, 10-15-21	935	882,641
Origen Manufactured Housing Contract Trust 2005-B:
5.91%, 1-15-37	600	573,463
5.605%, 5-15-22	360	349,138
Paine Webber Mortgage Acceptance Corporation,
7.655%, 1-2-12 (A)	2,450	2,472,872
Prudential Home Mortgage Securities:
6.98%, 9-28-08 (A)	14	13,435
6.73%, 4-28-24 (A)	5	4,454
8.04473%, 9-28-24 (A)	29	29,143
RALI Series 2003-QS10 Trust,
5.5%, 5-25-33	2,202	2,089,542
RALI Series 2003-QS11 Trust,
5.75%, 6-25-33	2,550	2,450,462
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35	1,075	1,020,768
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
6.57%, 9-10-35 (A)	1,316	1,338,896
RFMSI Series 2004-S5 Trust:
4.5%, 5-25-19	365	337,720
4.5%, 5-25-19	182	165,481
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.75%, 12-25-30	1,689	1,727,179
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.4%, 11-25-35	1,575	1,454,185
Structured Asset Mortgage Investments, Inc.:
6.75%, 4-30-30	23	22,885
6.75%, 4-30-30	10	10,446
Structured Asset Securities Corporation:
5.54%, 11-25-32	790	783,413
5.25%, 8-25-33	1,333	1,219,216
5.25%, 8-25-33	581	522,781
5.63%, 5-25-34	1,100	1,076,114
6.0%, 6-25-34	2,750	2,694,786
Vanderbilt Mortgage and Finance, Inc.:
7.07%, 12-7-14	167	167,812
7.955%, 12-7-24	938	972,372
7.525%, 11-7-26	915	930,147
Wachovia Bank Commercial Mortgage Trust (The):
4.942%, 11-15-34 (A)	964	894,607
4.942%, 11-15-34 (A)	306	287,560
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.59794%, 12-25-32	1,001	958,845
Wells Fargo Mortgage Backed Securities 2004-1 Trust (The),
5.5%, 2-25-34	1,671	1,582,517

TOTAL CORPORATE DEBT SECURITIES - 43.21%		$126,556,523

(Cost: $130,999,698)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 6-15-31	2,000	1,877,005
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.5%, 12-1-17	850	836,039
5.5%, 9-1-19	1,707	1,675,581
5.5%, 5-1-20	1,942	1,905,824
5.5%, 6-1-20	1,602	1,572,240
3.5%, 2-15-30	2,000	1,832,252
6.5%, 9-1-32	1,322	1,340,962
5.5%, 5-1-34	1,479	1,428,055
5.5%, 5-1-34	1,093	1,055,462
6.5%, 5-1-34	1,073	1,080,157
5.5%, 10-1-34	1,236	1,193,211
5.5%, 7-1-35	5,775	5,545,802
5.5%, 7-1-35	3,493	3,356,768
5.5%, 10-1-35	1,904	1,831,099
5.0%, 12-1-35	975	910,789
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	1,706	1,677,908
6.0%, 1-1-18	560	562,424
5.5%, 2-1-18	547	537,770
5.5%, 3-1-18	2,557	2,515,139
5.0%, 5-1-18	1,651	1,593,263
5.0%, 10-1-18	1,705	1,645,962
5.5%, 9-1-19	432	424,756
5.5%, 2-1-24	624	607,623
6.0%, 8-1-29	496	490,652
7.0%, 11-1-31	241	247,235
6.5%, 2-1-32	218	221,129
6.5%, 2-1-32	187	189,198
6.5%, 2-1-32	157	158,827
7.0%, 2-1-32	314	323,503
7.0%, 3-1-32	447	460,510
6.5%, 4-1-32	94	94,827
6.5%, 5-1-32	174	176,567
6.5%, 7-1-32	807	816,601
6.0%, 9-1-32	183	181,206
6.0%, 10-1-32	1,177	1,167,021
6.0%, 10-1-32	1,139	1,129,698
6.5%, 10-1-32	79	80,349
6.0%, 11-1-32	1,015	1,006,342
6.0%, 11-1-32	591	586,385
6.0%, 3-1-33	1,547	1,533,663
6.0%, 3-1-33	1,417	1,404,123
6.0%, 3-1-33	993	984,465
6.0%, 3-1-33	297	294,191
5.5%, 4-1-33	1,963	1,894,491
5.5%, 5-1-33	6,500	6,242,028
5.5%, 5-1-33	655	631,582
5.5%, 5-1-33	345	333,377
6.0%, 6-1-33	2,119	2,091,833
5.0%, 11-1-33	1,925	1,808,360
6.0%, 12-1-33	628	621,192
5.0%, 1-1-34	1,874	1,760,326
5.5%, 1-1-34	1,829	1,764,160
5.0%, 3-1-34	1,106	1,038,660
5.0%, 3-1-34	442	414,348
5.5%, 3-1-34	2,794	2,698,703
5.5%, 4-1-34	2,313	2,233,462
5.5%, 4-1-34	1,920	1,849,146
5.5%, 4-1-34	717	690,383
5.0%, 5-1-34	209	195,946
5.5%, 7-1-34	2,083	2,011,764
6.0%, 7-1-34	5,840	5,746,922
6.0%, 8-1-34	750	739,495
6.5%, 8-1-34	2,200	2,211,000
5.5%, 9-1-34	1,583	1,524,566
6.0%, 9-1-34	1,134	1,118,136
6.5%, 9-1-34	1,711	1,720,699
5.5%, 10-1-34	2,320	2,235,358
5.5%, 11-1-34	844	813,150
6.0%, 11-1-34	511	503,634
6.5%, 11-1-34	104	104,802
6.0%, 12-1-34	5,963	5,880,736
5.5%, 1-1-35	785	754,807
4.5%, 2-1-35	503	456,918
5.5%, 2-1-35	3,066	2,952,917
5.5%, 2-1-35	2,287	2,205,943
5.5%, 2-1-35	1,351	1,300,983
4.789%, 3-1-35	2,677	2,592,646
6.5%, 3-1-35	1,583	1,596,542
6.0%, 4-1-35	2,224	2,190,878
5.172%, 6-1-35	1,235	1,204,312
6.0%, 6-1-35	3,282	3,237,101
4.671%, 7-1-35	1,681	1,646,949
5.0%, 7-1-35	932	871,657
5.5%, 7-1-35	964	926,614
4.5%, 9-1-35	1,159	1,050,943
5.5%, 10-1-35	1,980	1,904,633
5.5%, 10-1-35	1,102	1,060,337
5.5%, 2-1-36	1,962	1,873,356
6.5%, 2-1-36	775	779,655
6.5%, 6-1-36	1,423	1,430,672
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
1.29527%, 3-16-34	8,637	417,647
0.95225%, 7-16-40	4,650	175,278
0.32828%, 3-16-42	20,354	311,682
0.97462%, 6-17-45	20,291	1,137,714
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	671	681,115
6.25%, 7-15-24	321	324,415
5.5%, 3-16-32	4,575	4,450,947
5.0%, 7-15-34	1,075	1,018,544
5.5%, 12-15-34	2,026	1,964,788
6.0%, 7-1-36	2,800	2,776,374
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
1995-1 Class 1,
7.21266%, 2-15-25	263	269,644
1995-1 Class 2,
7.7925%, 2-15-25	86	89,829

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 48.86%		$143,086,682

(Cost: $148,499,684)

SHORT-TERM SECURITIES

Capital Equipment - 0.39%
Deere (John) Capital Corporation,
5.4%, 7-5-06	1,132	1,131,321

Finance Companies - 1.37%
PACCAR Financial Corp.,
5.23%, 7-6-06	4,000	3,997,094

Food and Related - 2.66%
McCormick & Co. Inc.,
5.27%, 7-3-06	7,802	7,799,716

Household -- General Products - 0.71%
Colgate-Palmolive Company,
5.2%, 7-20-06	1,000	997,256
Fortune Brands Inc.,
5.4%, 7-3-06	1,087	1,086,674
		2,083,930
Retail -- General Merchandise - 0.29%
Target Corporation,
5.3%, 7-3-06	845	844,751

Utilities -- Telephone - 2.51%
BellSouth Corporation,
5.18%, 7-6-06	7,365	7,359,701

TOTAL SHORT-TERM SECURITIES - 7.93%		$23,216,513

(Cost: $23,216,513)

TOTAL INVESTMENT SECURITIES - 100.00%		$292,859,718

(Cost: $302,715,895)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

Cash serves as collateral for the following open futures contract at June 30, 2006.
Type	Number of Contracts	Expiration Date	Market Value	Underlying Face Amount at Value

United States 10 Year Treasury Note	47	9-20-06	$4,928,156	$4,904,156

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $35,321,573 or 12.06% of total investments.

The Investments of Ivy Pacific Opportunities Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Australia - 4.19%
BHP Billiton Plc (A)	150,000	$3,232,494
Macquarie Bank Limited (A)	35,000	1,794,592
Macquarie Infrastructure Group (A)	600,000	1,498,094
Rio Tinto Limited (A)	48,620	2,810,885
Zinifex Limited (A)	150,000	1,116,883
		10,452,948
Bermuda - 0.09%
Enerchina Holdings Limited (A)	3,941,000	238,501

Cayman Islands - 1.01%
Shanda Interactive Entertainment Limited, ADR*	100,000	1,294,000
Shimao Property Holdings Limited (A)(B)*	1,500,000	1,219,326
		2,513,326
China - 12.00%
China GrenTech Corporation Limited, ADR*	270,000	2,875,500
China Life Insurance Company Limited, H Shares (A)*	1,677,000	2,645,178
China Mobile (Hong Kong) Limited (A)	459,000	2,624,107
China Netcom Group Corporation (Hong Kong) Limited (A)	1,083,000	1,896,502
China Resources Power Holdings Company Limited (A)	1,600,000	1,339,119
China Shenhua Energy Company Limited, H Shares (A)(B)	1,200,000	2,217,272
Heng Tai Consumables Group Limited (A)	15,100,000	1,808,197
NetEase.com, Inc., ADR*	91,280	2,046,041
PetroChina Company Limited, H Shares (A)	3,500,000	3,740,520
PetroChina Company Limited, H Shares (A)(B)	1,526,000	1,630,867
Sino-Forest Corporation, Class A (A)(B)*	217,000	1,117,755
Suntech Power Holdings Co., Ltd., ADR*	50,000	1,412,500
Tong Ren Tang Technologies Co. Ltd. (A)	1,000,000	2,047,307
Wah Sang Gas Holdings Limited (A)(B)(C)*	736,000	15,163
ZTE Corporation, H Shares (A)	800,000	2,534,025
		29,950,053
Hong Kong - 13.56%
Agile Property Holdings Limited (A)	1,000,000	598,741
Agile Property Holdings Limited (A)(B)	3,000,000	1,796,222
Bank of China Limited, H Shares (A)(B)*	5,626,000	2,553,552
Beijing Enterprises Holdings Limited (A)	1,600,000	2,770,946
Cheung Kong (Holdings) Limited (A)	450,000	4,875,874
China Oilfield Services Limited (A)	5,800,000	2,949,925
China Yurun Food Group Limited (A)	2,800,000	2,127,139
Hutchison Whampoa Limited, Ordinary Shares (A)	370,000	3,377,799
Lee & Man Paper Manufacturing Limited (A)	1,658,000	2,423,071
Panva Gas Holdings Limited (A)*	5,000,000	2,285,516
Singamas Container Holdings Limited (A)	3,500,000	2,433,591
Sinolink Worldwide Holdings Limited (A)	11,680,000	2,195,743
Sun Hung Kai Properties Limited (A)	250,000	2,549,477
Yue Yuen Industrial (Holdings) Limited (A)(B)	335,500	922,309
		33,859,905
India - 4.07%
ICICI Bank Limited, ADR	150,000	3,547,500
Infosys Technologies Limited (A)	45,000	3,009,399
ONGC Videsh Limited (A)	150,000	3,610,067
		10,166,966
Indonesia - 0.95%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk., Series B Shares (A)	2,982,000	2,366,156

Malaysia - 2.23%
Genting Berhad (A)	200,000	1,289,971
IOI Corporation Berhad (A)	535,700	2,084,776
LION DIVERSIFIED HOLDINGS BERHAD (A)	2,000,000	2,198,939
		5,573,686
Singapore - 7.35%
Bio-Treat Technology Limited (A)	1,508,000	1,019,402
DBS Group Holdings Ltd (A)	266,000	3,041,728
Hongkong Land Holdings Limited	848,300	3,104,778
Keppel Corporation Limited (A)	362,540	3,366,925
Keppel Land Limited (A)	800,000	2,041,886
K-REIT Asia (A)*	2,092,400	1,678,838
SembCorp Industries Ltd (A)	1,000,000	2,046,941
Singapore Telecommunications Limited (A)	1,273,000	2,042,784
		18,343,282
South Korea - 22.19%
Cheil Industries Inc. (A)	57,230	1,996,641
Daegu Bank, Ltd. (A)	180,000	3,225,296
Daelim Industrial Co., Ltd. (A)	37,000	2,324,321
GMARKET INC., ADR*	43,000	660,910
Hana Financial Group, Inc. (A)	115,000	5,406,061
Hynix Semiconductor Inc. (A)*	76,330	2,473,937
iShares MSCI South Korea Index Fund	56,190	2,532,483
Kookmin Bank (A)	88,000	7,234,783
Korea Exchange Bank (A)*	200,000	2,392,622
Kyeryong Construction Industrial Co. Ltd (A)	78,000	2,466,403
LG Chem, Ltd. (A)	48,500	1,686,956
Lotte Shopping Co., Ltd., GDR (B)*	100,000	1,916,000
Phicom Corporation (A)	160,000	1,897,233
SK Corporation (A)	50,000	3,214,756
SK Telecom Co., Ltd. (A)*	15,000	3,225,296
Samsung Electronics Co., Ltd. (A)	16,110	10,239,083
Shinsegae Co., Ltd. (A)	5,000	2,503,294
		55,396,075
Supranational - 1.29%
iShares MSCI Pacific ex-Japan Index Fund	30,000	3,219,000

Taiwan - 19.73%
ASE Test Limited*	300,000	2,727,000
Asustek Computer Inc. (A)	580,000	1,424,137
Cathay Financial Holding Co., Ltd. (A)	1,200,000	2,624,044
Chunghwa Telecom Co., Ltd., ADR	187,000	3,453,890
E.Sun Financial Holding Co., Ltd. (A)	5,000,000	3,335,650
Far Eastern Textile Ltd. (A)	3,600,000	2,940,931
Foxconn Technology Co., Ltd. (A)	346,000	2,778,473
Himax Technologies, Inc., ADR*	500,000	2,877,500
Hon Hai Precision Ind. Co., Ltd. (A)	620,000	3,829,820
iShares MSCI Taiwan Index Fund	250,000	3,200,000
MediaTek Incorporation (A)	239,000	2,214,501
Nan Ya Printed Circuit Board Corporation (A)	210,000	1,624,739
TSRC Corporation (A)	3,000,000	2,223,766
Taiwan Fertilizer Co., Ltd. (A)	1,500,000	2,492,472
Taiwan Semiconductor Manufacturing Company Ltd. (A)	2,855,367	5,150,288
Wistron Corporation (A)*	3,000,000	3,520,964
ZyXEL Communications Corporation (A)	1,740,000	2,848,274
		49,266,449
Thailand - 3.74%
Bangkok Bank Public Company Limited (A)	824,000	2,291,291
Banpu Public Company Limited, Registered Shares (A)	650,000	2,250,787
LAND AND HOUSES PUBLIC COMPANY LIMITED (A)	3,405,700	670,062
PTT Public Company Limited (A)	315,000	1,867,524
Thai Oil Public Company Limited (A)	1,000,000	1,665,792
Thai Oil Public Company Limited (A)(B)	350,000	583,027
		9,328,483
United Kingdom - 0.98%
Standard Chartered PLC (A)	99,250	2,440,898

TOTAL COMMON STOCKS - 93.38%		$233,115,728

(Cost: $206,024,754)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commerical Paper
Beverages - 0.93%
PepsiCo, Inc.,
5.21%, 7-10-06	$2,312	2,308,989

Food and Related - 1.20%
Nestle Capital Corp.,
5.1%, 7-6-06	3,000	2,997,875

Security and Commodity Brokers - 2.89%
UBS Finance Delaware LLC (UBS AG),
5.27%, 7-3-06	7,222	7,219,886

Total Commercial Paper - 5.02%		12,526,750

Commercial Paper (backed by irrevocable bank letter of credit) - 1.60%
Multiple Industry
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch)
5.07%, 7-6-06	4,000	3,997,183

TOTAL SHORT-TERM SECURITIES - 6.62%		$16,523,933

(Cost: $16,523,933)

TOTAL INVESTMENT SECURITIES - 100.00%		$249,639,661

(Cost: $222,548,687)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; GDR - Global Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $13,971,493 or 5.60% of total investments.

(C)Security valued in good faith by the Valuation Committee appointed by the Board of Trustees.

The Investments of Ivy Real Estate Securities Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.51%
Brookfield Properties Corporation	544,800	$17,526,216

Hotels and Gaming - 7.33%
Hilton Hotels Corporation	412,000	11,651,360
Marriott International, Inc., Class A	158,000	6,022,960
Starwood Hotels & Resorts Worldwide, Inc.	313,500	18,916,590
		36,590,910
Multiple Industry - 1.11%
Forest City Enterprises, Inc., Class A	110,778	5,528,930

Real Estate Investment Trust - 86.96%
AMB Property Corporation	118,500	5,990,175
Acadia Realty Trust	60,200	1,423,730
Alexandria Real Estate Equities, Inc.	76,700	6,801,756
American Campus Communities, Inc.	224,000	5,566,400
Archstone-Smith Trust	252,700	12,854,849
AvalonBay Communities, Inc.	118,700	13,130,594
BioMed Realty Trust, Inc.	338,312	10,129,061
Boston Properties, Inc.	122,900	11,110,160
Brandywine Realty Trust	359,400	11,561,898
CBL & Associates Properties, Inc.	144,600	5,629,278
Camden Property Trust	204,600	15,048,330
Colonial Properties Trust	55,300	2,731,820
Columbia Equity Trust, Inc.	142,400	2,187,264
Corporate Office Properties Trust	59,000	2,482,720
Cousins Properties Incorporated	106,000	3,278,580
Developers Diversified Realty Corporation	272,700	14,229,486
DiamondRock Hospitality Company	37,600	556,856
Duke Realty Corporation	229,400	8,063,410
Equity Lifestyle Properties, Inc.	74,600	3,269,718
Equity One, Inc.	80,400	1,680,360
Equity Residential	468,800	20,969,424
Essex Property Trust, Inc.	25,400	2,836,164
First Industrial Realty Trust, Inc.	155,700	5,907,258
First Potomac Realty Trust	65,700	1,957,203
General Growth Properties, Inc.	357,140	16,092,728
Gramercy Capital Corp.	59,900	1,551,410
Home Properties, Inc.	86,900	4,823,819
Host Hotels & Resorts, Inc.	663,947	14,520,521
Innkeepers USA Trust	147,300	2,545,344
Kilroy Realty Corporation	60,700	4,385,575
Kimco Realty Corporation	436,900	15,942,481
Kite Realty Group Trust	476,900	7,434,871
Liberty Property Trust	142,600	6,302,920
Macerich Company (The)	118,700	8,332,740
Mack-Cali Realty Corporation	107,200	4,922,624
Maguire Properties, Inc.	189,700	6,671,749
Mid-America Apartment Communities, Inc.	52,700	2,938,025
Mills Corporation (The)	127,200	3,402,600
Newcastle Investment Corp.	110,200	2,790,264
NorthStar Realty Finance Corp.	92,500	1,110,925
Pan Pacific Retail Properties, Inc.	42,400	2,941,288
Parkway Properties, Inc.	31,500	1,433,250
ProLogis	620,165	32,323,000
Public Storage, Inc.	167,800	12,736,020
Reckson Associates Realty Corp.	162,900	6,740,802
Regency Centers Corporation	93,700	5,823,455
Republic Property Trust	135,700	1,340,716
SL Green Realty Corp.	50,400	5,517,288
Simon Property Group, Inc.	355,400	29,476,876
Spirit Finance Corporation	226,500	2,550,390
Strategic Hotels & Resorts, Inc.	279,100	5,788,534
Sunstone Hotel Investors, Inc.	239,500	6,959,870
Trizec Properties, Inc.	323,300	9,259,312
U-Store-It Trust	210,800	3,975,688
United Dominion Realty Trust, Inc.	360,742	10,104,384
Ventas, Inc.	144,400	4,892,272
Vornado Realty Trust	180,900	17,646,795
Weingarten Realty Investors	38,600	1,477,608
		434,152,638

TOTAL COMMON STOCKS - 98.91%		$493,798,694

(Cost: $373,335,418)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Beverages - 0.47%
Anheuser-Busch Companies, Inc.,
5.2%, 7-3-06	$2,369	2,368,315

Food and Related - 0.62%
General Mills, Inc.,
5.4%, 7-5-06	3,072	3,070,157

TOTAL SHORT-TERM SECURITIES - 1.09%		$5,438,472

(Cost: $5,438,472)

TOTAL INVESTMENT SECURITIES - 100.00%		$499,237,166

(Cost: $378,773,890)

The Investments of Ivy Small Cap Value Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 1.34%
K&F Industries Holdings, Inc.*	38,900	$689,697
Orbital Sciences Corporation*	59,400	958,716
		1,648,413
Apparel - 1.68%
Phillips-Van Heusen Corporation	54,100	2,064,456

Banks - 10.67%
Boston Private Financial Holdings, Inc.	60,400	1,683,348
Cathay General Bancorp	29,700	1,081,229
Central Pacific Financial Corp.	31,800	1,230,660
First Midwest Bancorp, Inc.	50,900	1,887,118
First Niagara Financial Group, Inc.	60,900	854,122
Taylor Capital Group, Inc.	42,100	1,765,043
Trustmark Corporation	38,200	1,182,290
Umpqua Holdings Corporation	41,400	1,061,289
Westamerica Bancorporation	17,000	830,620
Wintrust Financial Corporation	30,800	1,569,722
		13,145,441
Broadcasting - 0.49%
Outdoor Channel Holdings, Inc.*	57,600	605,376

Business Equipment and Services - 8.41%
Brink's Company (The)	72,100	4,067,161
CACI International Inc*	21,600	1,259,928
Education Realty Trust, Inc.	43,500	724,275
PRA International*	31,791	708,621
Waste Connections, Inc.*	48,100	1,750,840
Watson Wyatt & Company Holdings, Inc., Class A	52,700	1,851,878
		10,362,703
Capital Equipment - 3.45%
CARBO Ceramics Inc.	14,100	692,733
Goodman Global, Inc.*	51,500	781,770
Nordson Corporation	15,900	785,539
Warnaco Group, Inc. (The)*	67,600	1,255,332
Watts Water Technologies, Inc., Class A	22,000	738,100
		4,253,474
Coal - 1.92%
Foundation Coal Holdings, Inc.	14,000	657,020
Massey Energy Company	47,463	1,708,668
		2,365,688
Communications Equipment - 1.70%
Andrew Corporation*	63,300	581,410
Polycom, Inc.*	69,200	1,516,518
		2,097,928
Computers -- Peripherals - 2.42%
Electronics for Imaging, Inc.*	56,500	1,177,178
Imation Corp.	43,800	1,797,990
		2,975,168
Construction Materials - 2.12%
Walter Industries, Inc.	45,300	2,611,545

Containers - 3.02%
AptarGroup, Inc.	24,000	1,190,640
Jarden Corporation*	53,150	1,618,418
Silgan Holdings Inc.	24,500	908,092
		3,717,150
Defense - 0.06%
Hexcel Corporation*	4,771	74,952

Electronic Components - 0.51%
PMC-Sierra, Inc.*	69,700	628,345

Electronic Instruments - 0.44%
Progressive Gaming International Corporation*	70,300	544,473

Finance Companies - 2.09%
Hanover Insurance Group, Inc. (The)	54,100	2,567,586

Food and Related - 2.48%
Chiquita Brands International Inc.	74,200	1,022,476
Hain Celestial Group, Inc. (The)*	78,800	2,031,070
		3,053,546
Forest and Paper Products - 0.97%
OfficeMax Incorporated	29,200	1,189,900

Health Care -- Drugs - 1.72%
Andrx Corporation*	74,200	1,721,440
Valeant Pharmaceuticals International	23,500	397,620
		2,119,060
Health Care -- General - 3.40%
DJO Incorporated*	78,100	2,876,423
PolyMedica Corporation	3,700	132,756
Radiation Therapy Services, Inc.*	43,793	1,178,689
		4,187,868
Hospital Supply and Management - 2.32%
AmSurg Corp.*	43,700	993,738
Magellan Health Services, Inc.*	41,100	1,864,091
		2,857,829
Hotels and Gaming - 4.61%
Gaylord Entertainment Company*	55,800	2,435,112
Orient-Express Hotels Ltd.	42,900	1,666,236
Vail Resorts, Inc.*	42,600	1,580,460
		5,681,808
Insurance -- Property and Casualty - 2.51%
Aspen Insurance Holdings Limited	82,700	1,926,083
Platinum Underwriters Holdings, Ltd.	41,700	1,166,766
		3,092,849
Leisure Time Industry - 1.78%
Marvel Entertainment, Inc.*	49,100	982,000
RC2 Corporation*	31,500	1,214,798
		2,196,798
Motion Pictures - 1.19%
Regal Entertainment Group	72,100	1,465,072

Motor Vehicle Parts - 1.51%
Copart, Inc.*	43,300	1,064,531
Directed Electronics, Inc.*	60,497	790,091
		1,854,622
Non-Residential Construction - 2.16%
Washington Group International, Inc.	49,800	2,655,087

Petroleum -- Domestic - 2.37%
Comstock Resources, Inc.*	45,600	1,361,616
Goodrich Petroleum Corporation*	25,076	711,908
Whiting Petroleum Corporation*	20,178	844,853
		2,918,377
Publishing - 0.65%
Scholastic Corporation*	30,800	800,954

Real Estate Investment Trust - 2.32%
Corporate Office Properties Trust	23,100	972,048
Innkeepers USA Trust	47,500	820,800
Strategic Hotels & Resorts, Inc.	51,600	1,070,184
		2,863,032
Restaurants - 1.63%
Landry's Restaurants, Inc.	39,600	1,285,020
Ryans Restaurant Group, Inc.*	60,400	716,646
		2,001,666
Retail -- General Merchandise - 2.59%
BJ's Wholesale Club, Inc.*	38,900	1,102,815
Saks Incorporated	52,800	853,776
Stage Stores, Inc.	37,450	1,235,850
		3,192,441
Retail -- Specialty Stores - 3.30%
Finish Line, Inc. (The), Class A	47,500	562,637
PETCO Animal Supplies, Inc.*	63,000	1,286,775
Regis Corporation	38,200	1,360,302
Talbots, Inc. (The)	46,427	856,578
		4,066,292
Savings and Loans - 2.73%
Harbor Florida Bancshares, Inc.	4,300	159,766
Sterling Financial Corporation	78,700	2,397,596
WSFS Financial Corporation	13,092	805,682
		3,363,044
Security and Commodity Brokers - 4.74%
National Financial Partners Corp.	45,400	2,011,674
Piper Jaffray Companies*	62,600	3,831,746
		5,843,420
Timesharing and Software - 3.19%
BISYS Group, Inc. (The)*	90,500	1,239,850
FileNet Corporation*	30,000	808,350
Per-Se Technologies, Inc.*	74,900	1,886,357
		3,934,557
Trucking and Shipping - 0.59%
American Commercial Lines Inc.*	11,900	724,293

Utilities -- Electric - 5.79%
Black Hills Corporation	48,800	1,675,304
El Paso Electric Company*	68,200	1,374,912
ITC Holdings Corp.	39,200	1,041,936
NorthWestern Corporation	17,700	605,782
PNM Resources, Inc.	54,400	1,357,824
Pike Electric Corporation*	55,800	1,074,708
		7,130,466

TOTAL COMMON STOCKS - 94.87%		$116,855,679

(Cost: $110,826,075)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Beverages - 0.97%
Anheuser-Busch Companies, Inc.,
5.2%, 7-3-06	$1,191	1,190,656

Food and Related - 2.10%
General Mills, Inc.,
5.4%, 7-5-06	2,596	2,594,442

Household -- General Products - 1.62%
Colgate-Palmolive Company,
5.2%, 7-20-06	2,000	1,994,511

Utilities -- Telephone - 0.44%
BellSouth Corporation,
5.18%, 7-6-06	538	537,613

TOTAL SHORT-TERM SECURITIES - 5.13%		$6,317,222

(Cost: $6,317,222)

TOTAL INVESTMENT SECURITIES - 100.00%		$123,172,901

(Cost: $117,143,297)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of Ivy Value Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 0.97%
Lockheed Martin Corporation	10,800	$774,792

Banks - 12.32%
Bank of America Corporation	78,056	3,754,494
Citigroup Inc. (A)	55,313	2,668,299
National City Corporation	39,700	1,436,743
Wachovia Corporation	20,650	1,116,752
Wells Fargo & Company	13,500	905,580
		9,881,868
Beverages - 2.15%
Diageo plc, ADR	14,250	962,588
Molson Coors Brewing Company, Class B (A)	11,200	760,256
		1,722,844
Business Equipment and Services - 0.78%
Waste Management, Inc.	17,400	624,312

Capital Equipment - 1.04%
Illinois Tool Works Inc.	17,480	830,300

Chemicals -- Petroleum and Inorganic - 0.98%
du Pont (E.I.) de Nemours and Company	18,950	788,320

Chemicals -- Specialty - 0.70%
Air Products and Chemicals, Inc.	8,800	562,496

Communications Equipment - 1.16%
Avaya Inc.*	32,400	370,008
Cisco Systems, Inc. (A)*	28,700	560,367
		930,375
Computers -- Main and Mini - 4.55%
Hewlett-Packard Company (A)	91,800	2,908,224
Xerox Corporation*	53,100	738,621
		3,646,845
Computers -- Peripherals - 1.61%
Adobe Systems Incorporated (A)*	20,600	626,549
MICROS Systems, Inc.*	15,300	668,074
		1,294,623
Defense - 1.39%
General Dynamics Corporation	17,000	1,112,820

Finance Companies - 4.43%
Fannie Mae	27,600	1,327,560
Freddie Mac	26,100	1,487,961
Nelnet, Inc., Class A*	18,100	733,955
		3,549,476
Food and Related - 1.32%
General Mills, Inc.	20,500	1,059,030

Furniture and Furnishings - 0.88%
Masco Corporation	23,700	702,468

Health Care -- Drugs - 2.74%
AmerisourceBergen Corporation	16,100	674,912
Pfizer Inc.	64,800	1,520,856
		2,195,768
Health Care -- General - 2.22%
Boston Scientific Corporation (A)*	36,700	618,028
Da Vita Inc.*	16,000	795,200
Wyeth	8,300	368,603
		1,781,831
Hospital Supply and Management - 1.24%
Aetna Inc.	24,800	990,264

Insurance -- Life - 3.61%
UnumProvident Corporation	159,700	2,895,361

Insurance -- Property and Casualty - 5.29%
American International Group, Inc.	14,000	826,700
Assurant, Inc.	27,400	1,326,160
Everest Re Group, Ltd. (A)	9,100	787,787
St. Paul Companies, Inc. (The)	29,152	1,299,596
		4,240,243
Leisure Time Industry - 1.19%
Cendant Corporation	58,700	956,223

Metal Fabrication - 0.47%
Loews Corporation, Carolina Group	7,400	380,138

Mining - 1.15%
Falconbridge Limited	17,500	924,875

Motion Pictures - 1.01%
News Corporation Limited, Class A	42,200	809,396

Motor Vehicle Parts - 0.90%
American Axle & Manufacturing Holdings, Inc. (A)	42,400	725,464

Multiple Industry - 4.30%
Altria Group, Inc.	27,600	2,026,668
Genworth Financial, Inc.	28,300	985,972
Mirant Corporation*	16,300	436,840
		3,449,480
Petroleum -- International - 13.71%
Anadarko Petroleum Corporation	21,200	1,011,028
ChevronTexaco Corporation	29,800	1,849,388
ConocoPhillips	37,400	2,450,822
Devon Energy Corporation	20,100	1,214,241
Exxon Mobil Corporation	72,906	4,472,783
		10,998,262
Petroleum -- Services - 0.95%
BJ Services Company	20,500	763,830

Railroad - 2.01%
Union Pacific Corporation	17,300	1,608,208

Real Estate Investment Trust - 1.03%
Duke Realty Corporation	23,400	822,510

Restaurants - 1.76%
McDonald's Corporation	42,000	1,411,200

Retail -- General Merchandise - 3.11%
Dollar General Corporation	50,350	703,893
Family Dollar Stores, Inc.	32,000	781,760
J. C. Penney Company, Inc.	14,900	1,005,899
		2,491,552
Security and Commodity Brokers - 8.70%
Bear Stearns Companies Inc. (The)	7,100	994,568
CIT Group Inc.	17,600	920,304
Merrill Lynch & Co., Inc.	20,500	1,425,980
Morgan (J.P.) Chase & Co.	66,602	2,797,284
Morgan Stanley	13,300	840,693
		6,978,829
Utilities -- Electric - 4.00%
Energy East Corporation	33,100	792,083
Exelon Corporation	13,600	772,888
NRG Energy, Inc.*	16,100	775,698
PPL Corporation	26,800	865,640
		3,206,309
Utilities -- Telephone - 3.09%
AT&T Inc.	36,500	1,017,985
Embarq Corporation*	1,405	57,591
Sprint Nextel Corporation	28,100	561,719
Verizon Communications Inc.	25,200	843,948
		2,481,243

TOTAL COMMON STOCKS - 96.76%		$77,591,555

(Cost: $68,965,374)

PREFERRED STOCK - 0.11%

Finance Companies
Federal National Mortgage Association, 5.375% Convertible,	1	$92,697
(Cost: $100,000)

SHORT-TERM SECURITY - 3.13%	Principal Amount in Thousands

Beverages
Anheuser-Busch Companies, Inc.,
5.2%, 7-3-06	$2,509	$2,508,275
(Cost: $2,508,275)

TOTAL INVESTMENT SECURITIES - 100.00%		$80,192,527

(Cost: $71,573,649)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written options outstanding at June 30, 2006.
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Cisco Systems, Inc.	116	July/22.5	$3,364	$580
Hewlett-Packard Company	115	August/37.5	6,094	2,300

			$9,458	$2,880

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Adobe Systems Incorporated	97	July/30	$3,798	$5,335
American Axle & Manufacturing Holdings, Inc.	247	July/15	22,690	7,410
Boston Scientific Corporation	110	August/17.5	6,930	13,750
Everest Re Group, Ltd.	35	July/90	7,245	12,425
Molson Coors Brewing Company, Class B	58	July/65	4,453	1,740
Univision Communications Inc., Class A	104	July/35	9,152	15,860

			$54,268	$56,520

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: August 28, 2006